UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	November 1, 2015 — April 30, 2016

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)
PTRNX

Putnam Absolute Return 300 Fund®

Semiannual report
4 | 30 | 16

A world of investing.®

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
300 Fund®

Semiannual report
4 | 30 | 16

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	12

Your fund’s expenses	14

Terms and definitions	16

Other information for shareholders	17

Financial statements	18

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. The fund may not achieve its goal, and it is not intended to be a complete investment program. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s effort to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. You can lose money by investing in the fund. The fund’s prospectus lists additional risks.

Message from the Trustees

Dear Fellow Shareholder:

The U.S. economy and markets appear to have hit a soft patch, as demonstrated by sluggish gross domestic product (GDP) growth in the first quarter, a lull in jobs expansion, and a continued slowdown in consumer spending. Moreover, corporate earnings have been tepid, leading the stock market to lose some of the momentum it showed from mid-February through the end of March.

Overseas, we believe that many potential headwinds exist. These include political pressures in the European Union and disappointing policy measures in Japan, as well as continuing unsteady growth in many emerging markets.

Despite the recent slowdown, we think the underpinnings of the U.S. economy remain strong. Unemployment remains at multiyear lows and, while first-quarter GDP expansion was weak, the U.S. economy continues to improve on the basis of generally strong fundamentals. Housing is a bright spot in the economy, boosted by low interest rates and robust demand as more Americans find work.

Putnam’s portfolio managers are positioned to maneuver in all types of markets with active investment strategies and support from teams of equity and fixed-income research analysts. The interview on the following pages provides an overview of your fund’s performance for the reporting period ended April 30, 2016, as well as an outlook for the coming months.

It may be a good time to consult your financial advisor, who can help ensure that your portfolio is aligned with your individual goals, risk tolerance, and investing time horizon.

As always, thank you for investing with Putnam.

Putnam Absolute Return 300 Fund®

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds seek positive total returns above the return of U.S. Treasury bills while employing strategies that may produce lower volatility over time. The Putnam Absolute Return 300 Fund can invest in a wide range of securities and provide diversification to a portfolio of more traditional funds.

The fund's management team has experience in absolute return investing over market cycles.

Featured from left to right:

D. William Kohli
(industry since 1988)

Michael V. Salm
(industry since 1989)

Paul D. Scanlon, CFA
(industry since 1986)

The fund is not intended to outperform stocks and bonds during strong market rallies.

Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	●				
Defines positive return targets Pursues targeted total returns above the return of U.S. Treasury bills over a full market cycle (three years or more)	●				
Available strategies					
U.S. bonds	●	●	●		
U.S. stocks	●		●	●	
Foreign bonds	●	●	●		
Foreign stocks	●		●		●
Emerging markets	●				●
Commodities	●				
Hedging strategies	●	●			●
REITs	●				
Cash	●				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund's prospectus for further details.

Putnam Absolute Return 300 Fund has been less volatile than stocks and on par with bonds.

The fund has pursued active strategies that seek to reduce risk.

Standard deviation of returns since fund inception 12/23/08–4/30/16

Treasury bills 0.05%
Bonds 2.78%
Putnam Absolute Return 300 Fund® 2.88%
Stocks 14.55%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio. Past performance is not indicative of future results.

2 Absolute Return 300 Fund

Absolute Return 300 Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 1.00%; had they, returns would have been lower. See pages 3, 5, and 12–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. No information for the target return is provided for periods of less than one year.

The fund is not expected to outperform during periods of market rallies.

* Returns for the six-month period are not annualized, but cumulative.

4	Absolute Return 300 Fund

Interview with
your fund’s
portfolio manager

Bill, could you summarize some of the key developments influencing global bond markets during the six months ended April 30, 2016?

The period began on a challenging note, as the Paris terrorist attacks in November fueled geopolitical anxieties. In December, Third Avenue Focused Credit Fund, a high-yield fund with relatively low credit quality and high risk, closed to shareholder redemptions and ceased operations. This development, coupled with a continuing decline in crude oil prices, placed heavy pressure on the high-yield market and outflows from the asset class accelerated.

On December 16, the Federal Reserve announced that it would raise its target for short-term interest rates by 0.25%. The increase was the Fed’s first hike in nearly a decade, and ended the near-zero-interest-rate policy that had been in place for the past seven years. Although the rate hike was widely anticipated, the timing and magnitude of it generated speculation until the Fed’s official announcement.

Following its initial move, the Fed indicated that it may raise rates up to four times in 2016. Market participants reacted to the central bank’s signals with concern, and the uncertainty sparked volatility.

Oil prices continued to fall as the new year began, declining to levels not seen since 2004, and reaching a low of $31.77 per

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/16. See pages 3, 4, and 12–13 for additional fund performance information. Index descriptions can be found on page 17.

Absolute Return 300 Fund	5

barrel on January 20. This factor, along with increasing worries about a collapse in commodity prices in general, as well as mounting fears over an economic slowdown in China, weighed on credit markets until almost mid-February. Credit spreads, or the advantage in yield offered by bonds with credit risk over comparable-maturity U.S. Treasuries, rose significantly, as risk aversion permeated the markets.

Market turbulence reached a peak on February 11, after which incremental improvements across a broad range of global issues helped credit-sensitive bonds stage a broad-based rally. Oil prices rose well above their January low, China’s central bank eased concerns by implementing additional stimulus measures, and improving U.S. economic data helped allay fears that global economic developments would stall the U.S. expansion. The Fed backed away from its earlier statements, saying that it would take a gradual approach toward raising rates, based on a variety of U.S. and global economic factors. As risk appetite

Allocations are shown as a percentage of the fund’s net assets as of 4/30/16. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

6	Absolute Return 300 Fund

resurfaced, investors reemerged, seeking to capitalize on an expanded set of attractive investment opportunities.

The U.S. dollar declined by about 3% during the period, ending a rally stretching back to mid-2014. The dollar declined partly due to a lackluster 0.8% growth rate for U.S. gross domestic product [GDP] per the latest estimate issued in the first quarter of 2016. At the same time, the relative strength of the dollar was heavily influenced by perceptions of what the Federal Reserve would do regarding monetary policy. With Fed Chair Janet Yellen signaling that the central bank was in no hurry to raise rates in light of slower global growth, support for the dollar weakened. Additionally, measures by central banks in Japan and Europe that were expected to weaken currencies in those regions, such as negative interest rates, did not have the desired effect.

Turning to performance, the fund posted a negative return. Which strategies hampered results during the six-month reporting period?

Our mortgage-credit holdings were the primary detractor. Positions in mezzanine commercial mortgage-backed securities [CMBS] were negatively affected by the risk-off sentiment that spread through the marketplace in January and early February. A challenging supply-and-demand backdrop also weighed on CMBS, as increased regulations led many broker/dealers to continue reducing their inventory of these securities. The asset class rebounded in March and

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/16. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Absolute Return 300 Fund	7

April, but not enough to completely offset earlier weakness.

The fund’s interest-rate and yield-curve positioning in the United States also hampered performance. We continued our efforts to de-emphasize interest-rate risk by keeping the portfolio’s duration — a key measure of interest-rate sensitivity — below zero. We also had underweight exposure to the two- to five-year portion of the U.S. Treasury yield curve. This overall strategy was particularly detrimental in January, when risk-off sentiment fueled demand for Treasuries, driving their prices higher and yields lower across the curve.

Our active currency strategy was another detractor. We reduced what had been a large U.S.-dollar overweight to a near equal weighting by period-end, reflecting our view that the relative strength of the U.S. dollar would not be as great over the next several months. Prior to this change in our strategy, however, we held short positions in the Canadian dollar, the Norwegian krone, and the euro, believing these currencies would weaken relative to the U.S. dollar. Unfortunately, all three currencies appreciated versus the dollar and worked against our strategy.

How did mortgage prepayment strategies affect results?

Our prepayment strategies, which we implemented with securities such as agency interest-only collateralized mortgage obligations [IO CMOs], produced modestly negative returns amid the broad risk-off sentiment during the early months of calendar 2016. Additionally, investors were concerned that the lower interest rates we saw in January and February could spur an increased level of mortgage refinancing that would accelerate prepayment speeds on existing securities. Our IO CMO positions recovered in March and

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

8	Absolute Return 300 Fund

April, helping to dampen the overall negative outcome of our prepayment strategies.

Turning to the positive side, which holdings helped the fund’s performance?

Corporate credit — both investment grade and high yield — was the biggest contributor. Corporate bonds trended lower during the first half of the period, and like all other credit-sensitive asset classes, were caught in the volatile undertow of January through mid-February. Corporate credit then rebounded sharply through the end of the period, as risk appetite returned to the market and investors sought to capitalize on attractive valuations.

Emerging-market [EM] debt also aided performance, particularly the fund’s holdings in Argentina, Russia, and Venezuela. Argentina has been a significant position in the fund for some time and was the strongest performer among our EM debt holdings during the period. The country’s new president, elected in December, has emphasized market-friendly reforms, which helped facilitate an agreement between Argentina and its holdout creditors. Bonds in Russia and Venezuela, meanwhile, rebounded strongly as oil prices rose.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps in an effort to take tactical positions at various points along the yield curve, and to try to hedge the risk associated with the fund’s curve positioning. We also employed interest-rate swaps to help manage the fund’s duration and to gain exposure to interest rates in various countries. Additionally, we utilized options to isolate the prepayment risks associated with our CMO holdings and to help manage the downside risk of these positions. We used credit default swaps to hedge credit and market risk, and to efficiently access specific issuers and market sectors. Lastly, we utilized currency forward contracts to hedge

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Absolute Return 300 Fund	9

the foreign exchange-rate risk associated with bonds not denominated in U.S. dollars and to gain exposure to specific currencies.

What is your outlook for the coming months?

By period-end, U.S. crude oil prices had recovered to about $46 per barrel. Despite this rebound, the persistent supply glut pushed the prices of long-term oil futures lower during the first quarter of 2016. In our view, as of April 30, oil futures prices were at levels that could lead to an outright decline in U.S. production in 2016. If this occurs, the balance of global supply and demand could improve, which may result in higher prices as the year progresses.

After steep plunges in commodity prices and inflation, we believe a lower base, or the target interest rate at which banks borrow from one another within a 24-hour period, has been established. If global economic activity continues to stabilize, this “base effect” could result in higher global inflation even without a powerful growth or commodity-price rebound, in our view. Consequently, we believe inflation indicators may rise over the course of calendar 2016 even if oil prices remain low. If this scenario proves true, we think it’s likely that yields on U.S. Treasuries may also begin to rise.

Despite lackluster recent reports on employment and economic growth, we think U.S. gross domestic product may grow at a rate near 2% over the balance of 2016. Furthermore, we expect that the Fed will continue to raise the federal funds rate if economic data indicate that it is appropriate to continue normalizing monetary policy. We continue to believe that the U.S. central bank may hike rates two times during the latter part of this year. However, we expect the actual pace of tightening to depend on factors such as the health of the labor market, level of inflation, commodity prices, relative strength of the U.S. dollar, actions by other central banks, and financial-market volatility.

How do you plan to position the fund in light of this outlook?

With interest rates still near historic lows at period-end, we plan to keep the fund’s duration below zero because we believe we’re not being adequately compensated for assuming interest-rate risk.

Valuations in several mortgage-credit sectors, as well as certain portions of the corporate credit market, appear attractive to us from a relative-value perspective. Moreover, we believe fundamental support for these sectors in the form of corporate earnings, revenues, and cash flows, remains generally supportive. As a result, we plan to rely on our fundamental and quantitative research expertise to opportunistically add credit risk to the portfolio.

We think prepayment risk remains attractive, given the prospect of higher interest rates, and will continue to seek what we believe could be productive opportunities in agency IO CMOs.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and

10 Absolute Return 300 Fund

a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, your fund’s portfolio managers are Michael V. Salm and Paul D. Scanlon, CFA.

IN THE NEWS

Today’s bull market, which rose from the ashes of the Great Recession more than seven years ago, recently marked a major milestone. Although the market’s path has at times been volatile, the general upswing in U.S. stocks officially became the second-longest-running bull market in history on the final trading day of April 2016. A bull market is typically defined as a rally of 20% or more off a recent market low. From the trough of the market on March 9, 2009, through April 29, 2016, the S&P 500 Index rose 255%. At 2,608 days old, this up market for stocks still has a long way to go to catch the longest-running bull market on record, which lasted from 1987 to 2000 — 4,494 days — and delivered a whopping 844% return. Today’s record bull has been fed by low interest rates, positive momentum, and historically high levels of monetary and fiscal support from central banks worldwide.

Absolute Return 300 Fund	11

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2016, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/16

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(12/23/08)

	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value

Life of fund	15.00%	13.85%	12.64%	12.64%	8.74%	8.74%	14.25%	13.40%	12.84%	17.12%	17.07%
Annual average	1.92	1.78	1.63	1.63	1.15	1.15	1.83	1.72	1.66	2.17	2.17

5 years	0.50	–0.51	–0.56	–0.56	–3.34	–3.34	0.15	–0.60	–0.73	1.73	1.68
Annual average	0.10	–0.10	–0.11	–0.11	–0.68	–0.68	0.03	–0.12	–0.15	0.34	0.33

3 years	–0.55	–1.55	–1.22	–1.22	–2.87	–2.87	–0.86	–1.61	–1.35	0.07	0.15
Annual average	–0.18	–0.52	–0.41	–0.41	–0.96	–0.96	–0.29	–0.54	–0.45	0.02	0.05

1 year	–3.63	–4.60	–3.97	–4.89	–4.49	–5.41	–3.78	–4.50	–3.94	–3.53	–3.45

6 months	–2.21	–3.19	–2.36	–3.30	–2.69	–3.62	–2.35	–3.09	–2.33	–2.12	–2.12

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 1.00% and 0.75% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 1% in the first year, declining over time to 0.50% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

12 Absolute Return 300 Fund

Comparative index returns For periods ended 4/30/16

	BofA Merrill Lynch	Barclays U.S. Aggregate
	U.S. Treasury Bill Index	Bond Index

Life of fund	1.15%	37.32%
Annual average	0.16	4.41

5 years	0.56	19.32
Annual average	0.11	3.60

3 years	0.34	7.02
Annual average	0.11	2.29

1 year	0.19	2.72

6 months	0.15	2.82

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/16

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y

Number	1		1	1	1		1	1	1

Income	$0.452		$0.429	$0.367	$0.449		$0.380	$0.481	$0.481

Capital gains	—		—	—	—		—	—	—

Total	$0.452		$0.429	$0.367	$0.449		$0.380	$0.481	$0.481

	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value

10/31/15	$10.18	$10.28	$10.12	$10.06	$10.15	$10.23	$10.14	$10.24	$10.22

4/30/16	9.51	9.61	9.46	9.43	9.47	9.54	9.53	9.55	9.53

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.00% for class A shares and 0.75% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/16

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(12/23/08)

	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value

Life of fund	13.55%	12.42%	11.34%	11.34%	7.59%	7.59%	12.93%	12.08%	11.42%	15.65%	15.59%
Annual average	1.76	1.62	1.49	1.49	1.01	1.01	1.69	1.58	1.50	2.02	2.01

5 years	–0.13	–1.13	–1.17	–1.17	–3.84	–3.84	–0.46	–1.21	–1.44	1.09	1.04
Annual average	–0.03	–0.23	–0.24	–0.24	–0.78	–0.78	–0.09	–0.24	–0.29	0.22	0.21

3 years	–1.53	–2.52	–2.10	–2.10	–3.72	–3.72	–1.65	–2.39	–2.32	–0.82	–0.83
Annual average	–0.51	–0.85	–0.70	–0.70	–1.25	–1.25	–0.55	–0.80	–0.78	–0.27	–0.28

1 year	–4.76	–5.71	–4.91	–5.82	–5.41	–6.32	–4.80	–5.52	–5.06	–4.56	–4.48

6 months	–3.26	–4.23	–3.31	–4.23	–3.53	–4.46	–3.30	–4.02	–3.37	–3.16	–3.07

See the discussion following the fund performance table on page 12 for information about the calculation of fund performance.

Absolute Return 300 Fund 13

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y

Total annual operating
expenses for the fiscal year
ended 10/31/15	0.84%	1.04%	1.59%	0.89%	1.09%	0.59%	0.59%

Annualized expense ratio
for the six-month period
ended 4/30/16*	0.72%	0.92%	1.47%	0.77%	0.97%	0.47%	0.47%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Includes a decrease of 0.13% from annualizing the performance fee adjustment for the six months ended 4/30/16.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/15 to 4/30/16. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y

Expenses paid per $1,000*†	$3.54	$4.52	$7.21	$3.78	$4.77	$2.31	$2.31

Ending value (after expenses)	$977.90	$976.40	$973.10	$976.50	$976.70	$978.80	$978.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/16. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

14 Absolute Return 300 Fund

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/16, use the following calculation method. To find the value of your investment on 11/1/15, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return . You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y

Expenses paid per $1,000*†	$3.62	$4.62	$7.37	$3.87	$4.87	$2.36	$2.36

Ending value (after expenses)	$1,021.28	$1,020.29	$1,017.55	$1,021.03	$1,020.04	$1,022.53	$1,022.53

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/16. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Absolute Return 300 Fund 15

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.00% maximum sales charge for class A shares and 0.75% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 1.00% maximum during the first year to 0.50% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1.00% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC, and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

16 Absolute Return 300 Fund

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2016, Putnam employees had approximately $484,000,000 and the Trustees had approximately $128,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Absolute Return 300 Fund 17

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

18 Absolute Return 300 Fund

The fund’s portfolio 4/30/16 (Unaudited)

MORTGAGE-BACKED SECURITIES (41.1%)*	Principal amount	Value

Agency collateralized mortgage obligations (15.1%)
Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, 22.833s, 2035	$117,619	$186,062
IFB Ser. 3072, Class SM, 22.21s, 2035	268,266	412,775
IFB Ser. 3249, Class PS, 20.847s, 2036	167,092	253,064
IFB Ser. 2990, Class LB, 15.84s, 2034	607,428	786,470
IFB Ser. 3852, Class NT, 5.567s, 2041	6,745,855	6,981,872
Ser. 4462, Class KI, IO, 4s, 2045	2,110,225	347,280
Ser. 4193, Class PI, IO, 4s, 2043	6,568,940	981,130
Ser. 4213, Class GI, IO, 4s, 2041	6,239,565	726,285
Ser. 4369, Class IA, IO, 3 1/2s, 2044	5,602,258	870,757
Ser. 4136, Class IW, IO, 3 1/2s, 2042	10,816,295	1,418,913
Ser. 4166, Class PI, IO, 3 1/2s, 2041	5,743,007	755,045
Ser. 4150, Class DI, IO, 3s, 2043	10,100,731	1,186,836
Ser. 4158, Class TI, IO, 3s, 2042	6,929,091	744,323
Ser. 4165, Class TI, IO, 3s, 2042	9,726,596	1,018,375
Ser. 4206, Class IP, IO, 3s, 2041	5,911,858	620,888
FRB Ser. 8, Class A9, IO, 0.451s, 2028	343,283	4,720
FRB Ser. 59, Class 1AX, IO, 0.273s, 2043	874,650	8,815
Ser. 48, Class A2, IO, 0.212s, 2033	1,298,010	9,735
Ser. 3835, Class FO, PO, zero %, 2041	13,616,353	11,780,147

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 26.845s, 2031	250,297	275,972
IFB Ser. 05-74, Class NK, 25.306s, 2035	93,400	145,784
IFB Ser. 07-53, Class SP, 22.591s, 2037	231,890	359,063
IFB Ser. 05-75, Class GS, 18.933s, 2035	187,379	261,109
IFB Ser. 11-4, Class CS, 12.022s, 2040	1,806,041	2,223,491
IFB Ser. 13-103, Class SK, IO, 5.481s, 2043	4,579,165	1,110,056
IFB Ser. 13-101, Class SE, IO, 5.461s, 2043	15,946,970	3,873,572
Ser. 397, Class 2, IO, 5s, 2039	743,071	133,064
Ser. 15-4, IO, 4 1/2s, 2045	4,145,131	772,180
Ser. 12-124, Class UI, IO, 4s, 2042	3,809,347	655,589
Ser. 13-11, Class IP, IO, 4s, 2042	11,865,378	1,939,455
Ser. 12-40, Class MI, IO, 4s, 2041	16,005,239	2,348,241
Ser. 12-22, Class CI, IO, 4s, 2041	11,281,890	1,510,452
Ser. 12-62, Class MI, IO, 4s, 2041	7,064,189	872,427
Ser. 417, Class C24, IO, 3 1/2s, 2042	9,261,938	1,582,707
Ser. 12-136, Class PI, IO, 3 1/2s, 2042	7,280,405	724,796
Ser. 14-76, IO, 3 1/2s, 2039	8,443,549	898,546
Ser. 13-21, Class AI, IO, 3 1/2s, 2033	8,610,222	1,269,100
Ser. 12-151, Class PI, IO, 3s, 2043	7,652,240	908,321
Ser. 6, Class BI, IO, 3s, 2042	16,065,651	1,299,711
Ser. 13-35, Class IP, IO, 3s, 2042	4,177,119	390,463
Ser. 13-31, Class NI, IO, 3s, 2041	11,462,328	944,055
FRB Ser. 03-W10, Class 1, IO, 0.711s, 2043	288,575	4,520
Ser. 98-W2, Class X, IO, 0.697s, 2028	2,160,710	105,335
Ser. 98-W5, Class X, IO, 0.538s, 2028	660,851	32,216
Ser. 07-44, Class CO, PO, zero %, 2037	46,932	40,195

Absolute Return 300 Fund 19

MORTGAGE-BACKED SECURITIES (41.1%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 13-99, Class VS, IO, 5.664s, 2043	$2,703,641	$479,464
Ser. 14-133, Class IP, IO, 5s, 2044	5,568,798	1,005,836
Ser. 14-25, Class QI, IO, 5s, 2044	7,425,448	1,285,494
Ser. 14-2, Class IC, IO, 5s, 2044	6,620,178	1,374,245
Ser. 13-3, Class IT, IO, 5s, 2043	6,750,907	1,188,436
Ser. 11-116, Class IB, IO, 5s, 2040	1,428,082	52,877
Ser. 10-35, Class UI, IO, 5s, 2040	1,430,115	259,244
Ser. 10-20, Class UI, IO, 5s, 2040	8,594,245	1,432,403
Ser. 10-9, Class UI, IO, 5s, 2040	18,023,049	3,246,780
Ser. 09-121, Class UI, IO, 5s, 2039	19,192,662	3,451,608
Ser. 14-3, Class IP, IO, 4 1/2s, 2043	2,407,748	385,240
Ser. 12-129, IO, 4 1/2s, 2042	5,442,372	1,087,604
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	382,255	43,914
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	5,437,367	910,264
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	3,371,070	720,296
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	3,236,109	164,999
Ser. 15-94, IO, 4s, 2045	200,582	45,081
Ser. 15-99, Class LI, IO, 4s, 2045	4,930,022	498,710
Ser. 12-106, Class QI, IO, 4s, 2042	5,783,550	900,025
Ser. 12-47, Class CI, IO, 4s, 2042	1,768,411	273,446
Ser. 13-53, Class IA, IO, 4s, 2026	7,974,022	903,651
Ser. 15-20, Class PI, IO, 3 1/2s, 2045	10,221,068	1,472,723
Ser. 13-76, IO, 3 1/2s, 2043	5,383,081	564,793
Ser. 13-79, Class PI, IO, 3 1/2s, 2043	6,067,882	621,472
Ser. 13-100, Class MI, IO, 3 1/2s, 2043	8,114,087	709,333
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	3,114,692	297,484
Ser. 12-92, Class AI, IO, 3 1/2s, 2042	4,254,877	453,343
Ser. 12-71, Class JI, IO, 3 1/2s, 2041	13,409,846	967,641
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	2,766,734	244,247
Ser. 183, Class AI, IO, 3 1/2s, 2039	8,341,548	903,523
Ser. 15-138, Class AI, IO, 3 1/2s, 2039	890,702	99,467
Ser. 15-82, Class GI, IO, 3 1/2s, 2038	10,239,752	979,740
Ser. 14-145, Class PI, IO, 3 1/2s, 2029	5,399,696	604,928
Ser. 14-46, Class KI, IO, 3s, 2036	5,252,932	457,073
Ser. 14-115, Class QI, IO, 3s, 2029	10,514,825	972,621
Ser. 15-H15, Class JI, IO, 1.94s, 2065	13,426,743	1,623,293
Ser. 16-H02, Class BI, IO, 1.918s, 2065	13,946,371	1,519,889
Ser. 15-H19, Class NI, IO, 1.909s, 2065	20,755,614	2,432,558
Ser. 15-H25, Class EI, IO, 1.844s, 2065	16,051,109	1,760,807
Ser. 15-H18, Class IA, IO, 1.827s, 2065	13,306,261	1,261,434
Ser. 15-H09, Class BI, IO, 1.697s, 2065	17,535,977	1,704,497
Ser. 15-H10, Class EI, IO, 1.631s, 2065	19,047,613	1,459,047
Ser. 15-H25, Class AI, IO, 1.612s, 2065	17,441,770	1,648,247
Ser. 15-H28, Class DI, IO, 1.546s, 2065	13,961,816	1,093,210
Ser. 10-151, Class KO, PO, zero %, 2037	1,194,273	1,031,695

20 Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (41.1%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147s, 2026	$121,854	$1
FRB Ser. 98-2, IO, 1.043s, 2027	73,538	1
FRB Ser. 99-2, IO, 0.84s, 2027	174,174	1,524
FRB Ser. 98-3, IO, zero %, 2027	82,986	1

98,368,121
Commercial mortgage-backed securities (19.7%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	2,575,000	2,555,992
FRB Ser. 07-1, Class XW, IO, 0.508s, 2049	4,223,815	16,484

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.516s, 2042	2,632,000	2,596,257
FRB Ser. 05-6, Class F, 5.416s, 2047	80,782	79,974

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-4, Class XC, IO, 0.095s, 2042	223,231	171

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 6.08s, 2050	985,000	970,102
FRB Ser. 07-PW16, Class AJ, 5.911s, 2040	5,834,000	5,600,640
FRB Ser. 07-T26, Class AJ, 5.566s, 2045	2,150,000	1,956,500
FRB Ser. 06-PW11, Class AJ, 5.557s, 2039	5,606,000	5,521,910
Ser. 05-T18, Class D, 5.134s, 2042	939,092	929,589
Ser. 05-PWR9, Class C, 5.055s, 2042	959,000	957,849

Bear Stearns Commercial Mortgage Securities Trust 144A FRB
Ser. 06-PW11, Class B, 5.557s, 2039	5,275,000	5,004,920

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C1,
Class E, 6.299s, 2044	2,448,000	2,341,267

Citigroup Commercial Mortgage Trust FRB Ser. 13-GC17,
Class XA, IO, 1.643s, 2046	14,996,498	881,659

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.26s, 2046	5,194,000	4,798,420
FRB Ser. 13-GC11, Class D, 4.603s, 2046	2,873,000	2,546,340

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 5.956s, 2046	298,000	292,609

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377s, 2046	703,000	676,989
FRB Ser. 14-UBS6, Class XA, IO, 1.215s, 2047	25,646,247	1,552,802

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.819s, 2044	133,000	129,023
Ser. 12-LC4, Class E, 4 1/4s, 2044	1,361,000	1,112,870
Ser. 13-LC13, Class E, 3.719s, 2046	1,503,000	1,139,611
FRB Ser. 07-C9, Class AJFL, 1.126s, 2049	1,318,000	1,240,897

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1,
Class AJ, 6.268s, 2041	4,668,000	4,548,032

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3,
Class B, 4.882s, 2037	760,000	760,228

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	391,447	418,849
FRB Ser. 03-C3, Class AX, IO, 2.191s, 2038	1,472,532	189

Absolute Return 300 Fund 21

MORTGAGE-BACKED SECURITIES (41.1%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1,
Class D, 3.944s, 2050	$261,000	$202,474

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046	1,767,000	1,580,051
FRB Ser. 13-GC10, Class E, 4.557s, 2046	1,864,000	1,370,786

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.818s, 2045	1,547,376	1,506,030
FRB Ser. 11-GC3, Class D, 5.815s, 2044	270,177	277,300
Ser. 11-GC3, Class E, 5s, 2044	1,219,000	1,158,884
FRB Ser. 14-GC26, Class D, 4.661s, 2047	4,010,000	3,060,111
FRB Ser. 13-GC12, Class D, 4.615s, 2046	3,719,000	3,179,001
FRB Ser. 13-GC13, Class D, 4.203s, 2046	1,652,000	1,443,534

JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C19,
Class XA, IO, 1.408s, 2047	27,568,417	1,185,442

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 5.05s, 2047	1,306,000	1,107,145
FRB Ser. 14-C25, Class D, 4.097s, 2047	1,272,000	948,530

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.564s, 2047	1,809,000	1,659,396

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051	3,520,000	3,477,408
FRB Ser. 06-LDP6, Class B, 5.846s, 2043	1,468,028	1,468,028
FRB Ser. 04-CBX, Class B, 5.021s, 2037	807,000	811,923
FRB Ser. 05-LDP2, Class D, 4.941s, 2042	3,805,000	3,660,981
FRB Ser. 13-C10, Class XA, IO, 1.394s, 2047	20,834,127	1,156,648

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.384s, 2051	2,194,000	2,202,557
FRB Ser. 07-CB20, Class C, 6.384s, 2051	1,220,000	1,116,190
FRB Ser. 11-C3, Class E, 5.788s, 2046	4,278,000	4,377,250
FRB Ser. 12-C8, Class D, 4.813s, 2045	5,497,000	5,090,222
Ser. 11-C4, Class F, 3.873s, 2046	3,030,000	2,559,744
Ser. 13-C10, Class E, 3 1/2s, 2047	1,963,000	1,453,405

JPMorgan Chase Commercial Mortgage Securities Trust
Pass-Through Certificates 144A Ser. 01-C1, Class H,
5.626s, 2035	602,291	603,044

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW,
IO, 0.739s, 2040	4,429,154	18,726

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC,
IO, 0.026s, 2043	7,559,530	34

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-1, Class AJ, 5.836s, 2039	473,924	472,146
Ser. 06-3, Class AJ, 5.485s, 2046	4,350,000	4,239,510

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.855s, 2047	2,634,000	2,185,635
FRB Ser. 13-C10, Class E, 4.219s, 2046	4,055,000	3,177,904
Ser. 15-C24, Class D, 3.257s, 2048	1,613,000	1,096,450

22 Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (41.1%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044	$1,857,000	$1,848,333
FRB Ser. 07-T27, Class AJ, 5.82s, 2042	1,350,000	1,294,650
Ser. 06-HQ10, Class B, 5.448s, 2041	1,036,000	1,007,910

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.246s, 2043	749,347	750,059

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.241s, 2045	2,215,000	2,199,495
FRB Ser. 06-C25, Class AJ, 6.044s, 2043	244,879	244,879
FRB Ser. 06-C29, IO, 0.527s, 2048	139,794,109	181,732

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 04-C11, Class G, 5.345s, 2041	1,500,000	1,448,040

Wells Fargo Commercial Mortgage Trust 144A Ser. 14-LC18,
Class D, 3.957s, 2047	2,837,000	2,044,175

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.265s, 2044	1,006,000	993,425
FRB Ser. 13-C16, Class D, 5.147s, 2046	2,071,000	1,929,344
FRB Ser. 12-C7, Class D, 4.992s, 2045	3,221,000	3,335,635
FRB Ser. 13-C15, Class D, 4.629s, 2046	1,058,000	922,281
FRB Ser. 12-C10, Class E, 4.602s, 2045	1,658,000	1,301,530
Ser. 13-C14, Class E, 3 1/4s, 2046	1,065,000	696,617
FRB Ser. 12-C9, Class XB, IO, 0.866s, 2045	46,094,000	1,889,992

128,564,759
Residential mortgage-backed securities (non-agency) (6.3%)
BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, 0.603s, 2035	3,593,172	3,281,987

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.739s,
2025 (Bermuda)	950,000	931,000

Citigroup Mortgage Loan Trust 144A FRB Ser. 15-6, Class 1A2,
0.642s, 2047	6,860,000	4,116,000

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.076s, 2046	588,478	478,138
FRB Ser. 05-27, Class 1A1, 1.329s, 2035	1,866,206	1,567,613
FRB Ser. 06-OA7, Class 1A2, 1.317s, 2046	5,040,305	3,830,632
FRB Ser. 05-38, Class A3, 0.789s, 2035	1,634,625	1,326,464
FRB Ser. 05-59, Class 1A1, 0.769s, 2035	7,231,148	5,797,705
FRB Ser. 06-OA10, Class 4A1, 0.629s, 2046	474,582	332,207
FRB Ser. 06-OC8, Class 2A2A, 0.559s, 2036	1,023,510	992,804

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 16-HQA1,
Class B, 13.189s, 2028	340,000	358,608
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1,
Class B, 11.939s, 2025	1,157,522	1,243,642
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2,
Class B, 10.939s, 2028	985,000	949,241
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1,
Class B, 10.439s, 2028	657,000	629,537
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3,
Class B, 9.789s, 2028	1,780,000	1,688,269
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2,
Class B, 7.989s, 2027	1,069,000	1,025,624

Absolute Return 300 Fund 23

MORTGAGE-BACKED SECURITIES (41.1%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B,
13.189s, 2028	$320,000	$340,496
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
12.689s, 2028	1,590,000	1,713,702
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
12.189s, 2028	840,000	896,053
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
6.339s, 2028	1,700,000	1,767,490
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
6.139s, 2028	2,750,000	2,876,765
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
4.989s, 2025	427,100	438,375
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
4.439s, 2025	56,000	56,049
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
4.439s, 2025	170,000	169,967

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A,
3.844s, 2018	694,758	694,620

Nomura Resecuritization Trust 144A FRB Ser. 15-4R,
Class 1A14, 0.602s, 2047	1,750,000	840,000

WaMu Mortgage Pass-Through Certificates Trust FRB
Ser. 05-AR13, Class A1C3, 0.929s, 2045	2,865,337	2,367,819

		40,710,807

Total mortgage-backed securities (cost $288,797,606)		$267,643,687

CORPORATE BONDS AND NOTES (27.9%)*	Principal amount	Value

Basic materials (1.8%)
Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018	$1,308,000	$1,414,063

Boise Cascade Co. company guaranty sr. unsec. notes
6 3/8s, 2020	2,187,000	2,184,266

Celanese US Holdings, LLC company guaranty sr. unsec. notes
5 7/8s, 2021 (Germany)	950,000	1,023,625

Louisiana-Pacific Corp. company guaranty sr. unsec. notes
7 1/2s, 2020	1,415,000	1,471,600

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020	1,263,000	1,304,048

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub.
notes 9s, 2019 (Australia)	1,785,000	2,141,095

Southern Copper Corp. sr. unsec. unsub. notes 5 7/8s,
2045 (Peru)	800,000	722,000

USG Corp. 144A company guaranty sr. unsec. notes
5 1/2s, 2025	734,000	777,123

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 5/8s, 2024	1,000,000	1,057,500

12,095,320
Capital goods (2.2%)
Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5 3/8s, 2024	500,000	491,250

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5s, 2022	1,337,000	1,333,658

24 Absolute Return 300 Fund

CORPORATE BONDS AND NOTES (27.9%)* cont.	Principal amount	Value

Capital goods cont.
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
144A company guaranty sr. FRN 3.885s, 2021 (Ireland) ##	$1,015,000	$1,009,925

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5 1/2s, 2022	1,020,000	1,030,200

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5 1/4s, 2024	500,000	487,500

Boeing Co. (The) sr. unsec. bonds 8 3/4s, 2021	3,580,000	4,799,069

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020	1,000,000	1,087,500

Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6s, 2017 (Luxembourg)	1,692,000	1,812,249

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022	750,000	754,688

Moog, Inc. 144A company guaranty sr. unsec. notes
5 1/4s, 2022	1,025,000	1,035,250

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4s, 2020	500,000	522,500

14,363,789
Communication services (1.8%)
AT&T, Inc. sr. unsec. unsub. notes 3s, 2022	1,800,000	1,836,009

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017	1,695,000	1,703,207

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023 R	640,000	710,400

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
4 1/4s, 2018	1,694,000	1,727,880

Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9s, 2018	500,000	528,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.464s, 2019	1,200,000	1,224,000

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020	1,522,000	1,568,223

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017
(United Kingdom)	2,346,000	2,341,092

11,639,561
Consumer cyclicals (2.5%)
Autonation, Inc. company guaranty sr. unsec. unsub. notes
6 3/4s, 2018	2,008,000	2,156,387

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2020	552,000	601,946

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2022	1,000,000	1,005,000

Expedia, Inc. 144A company guaranty sr. unsec. unsub.
notes 5s, 2026	3,710,000	3,781,425

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021 R	596,000	671,806

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022 R	279,000	303,004

JC Penney Corp, Inc. company guaranty sr. unsec. bonds
8 1/8s, 2019	490,000	504,700

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2022	565,000	573,475

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2021	500,000	520,750

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. sub. notes 5 1/2s, 2021 (Luxembourg)	1,200,000	1,251,000

Absolute Return 300 Fund 25

CORPORATE BONDS AND NOTES (27.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 9 1/2s, 2019	$712,000	$729,800

S&P Global, Inc. company guaranty sr. unsec. unsub.
notes 3.3s, 2020	3,790,000	3,932,633

16,031,926
Consumer staples (3.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4 5/8s, 2022 (Canada)	1,000,000	1,025,000

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. bonds 3.65s, 2026	4,851,000	5,113,415

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. notes 1.9s, 2019	5,745,000	5,827,337

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. notes 1 1/4s, 2018	615,000	617,048

BlueLine Rental Finance Corp. 144A notes 7s, 2019	1,500,000	1,316,250

Corrections Corp. of America company guaranty sr. unsec. sub.
notes 4 1/8s, 2020 R	1,420,000	1,460,825

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018	1,690,000	1,728,708

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022	2,975,000	3,345,572

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
1 1/2s, 2017 (United Kingdom)	798,000	802,521

21,236,676
Energy (2.3%)
BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 1.846s, 2017 (United Kingdom)	1,695,000	1,707,068

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s,
2017 (Canada)	1,695,000	1,746,769

Chesapeake Energy Corp. 144A company guaranty
notes 8s, 2022	900,000	612,000

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes
1.05s, 2017	1,695,000	1,681,264

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	180,000	197,302

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s,
2023 (Indonesia)	400,000	397,137

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 6 1/4s, 2024 (Brazil)	1,201,000	1,047,873

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 3 1/4s, 2017 (Brazil)	1,000,000	990,000

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s,
2016 (Venezuela)	1,693,000	1,494,073

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 8 1/2s, 2017 (Venezuela)	833,333	485,416

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5 1/2s, 2021 (Mexico)	1,300,000	1,366,339

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4 1/2s, 2026 (Mexico)	1,500,000	1,427,100

Phillips 66 company guaranty sr. unsec. unsub. notes
2.95s, 2017	1,690,000	1,721,569

		14,873,910

26 Absolute Return 300 Fund

CORPORATE BONDS AND NOTES (27.9%)* cont.	Principal amount	Value

Financials (9.0%)
Air Lease Corp. sr. unsec. notes 2 5/8s, 2018	$5,465,000	$5,428,428

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025	400,000	405,000

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s,
perpetual maturity	1,600,000	1,442,718

American Express Co. sr. unsec. notes 7s, 2018	1,523,000	1,671,337

American Express Co. sr. unsec. notes 6.15s, 2017	923,000	979,648

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018	2,358,000	2,368,922

Bank of America Corp. sr. unsec. unsub. notes
Ser. MTN, 1.7s, 2017	1,000,000	1,002,972

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub.
notes 1.2s, 2017 (Japan)	1,710,000	1,707,922

BNP Paribas SA company guaranty sr. unsec. unsub. bonds
Ser. MTN, 1 3/8s, 2017 (France)	2,605,000	2,610,637

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025	1,055,000	1,085,996

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)	743,000	684,329

Deutsche Bank AG/London sr. unsec. notes 6s, 2017
(United Kingdom)	2,358,000	2,476,704

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2 3/8s, 2018	1,212,000	1,227,331

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017	1,679,000	1,695,199

JPMorgan Chase & Co. unsec. sub. notes 3 7/8s, 2024	365,000	377,146

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018	2,375,000	2,396,437

KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2020	2,170,000	2,531,301

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045
(United Kingdom)	2,300,000	2,382,952

Macquarie Bank, Ltd. 144A sr. unsec. notes 4s, 2025 (Australia)	1,210,000	1,232,009

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021	2,125,000	2,368,355

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s,
2018 (Australia)	1,175,000	1,193,491

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. sub. notes 6 3/4s, 2019	1,000,000	1,022,500

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s,
2018 (Canada)	1,700,000	1,726,857

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s,
perpetual maturity (United Kingdom)	5,085,000	4,741,763

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018
(United Kingdom)	2,952,000	3,028,073

Santander Issuances SAU company guaranty unsec. sub. notes
5.179s, 2025 (Spain)	2,400,000	2,382,106

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes
5 1/8s, 2022 (Russia)	950,000	947,625

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020 R	1,000,000	1,010,819

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018 R	1,000,000	1,000,480

Simon Property Group LP 144A sr. unsec. unsub. notes
1 1/2s, 2018 R	1,535,000	1,541,312

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s,
2017 (France)	675,000	686,721

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2024	1,000,000	1,005,000

Absolute Return 300 Fund 27

CORPORATE BONDS AND NOTES (27.9%)* cont.	Principal amount	Value

Financials cont.
UBS Group Funding Jersey, Ltd. 144A company guaranty sr.
unsec. notes 3s, 2021 (Jersey)	$1,020,000	$1,023,196

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)	1,000,000	1,063,950

58,449,236
Health care (2.2%)
AbbVie, Inc. sr. unsec. notes 1 3/4s, 2017	1,519,000	1,526,846

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017	1,695,000	1,712,596

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 2017
(United Kingdom)	1,695,000	1,804,353

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020	612,000	677,025

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC
144A company guaranty sr. unsec. unsub. notes 5 1/2s,
2025 (Luxembourg)	206,000	187,460

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
bonds 5 1/4s, 2026 R	3,805,000	3,871,588

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022	1,674,000	1,753,515

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018	665,000	711,550

Tenet Healthcare Corp. 144A company guaranty sr. FRN
4.134s, 2020	1,175,000	1,176,469

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	756,000	820,597

14,241,999
Technology (0.6%)
eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017	1,695,000	1,694,068

Fidelity National Information Services, Inc. sr. unsec. unsub.
notes 3 5/8s, 2020	800,000	836,996

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020	895,000	943,106

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes
4 1/2s, 2020 (Japan)	500,000	507,500

3,981,670
Transportation (0.2%)
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	214,597	217,816

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017	189,584	193,612

Federal Express Corp. 2012 Pass Through Trust 144A notes
2 5/8s, 2018	1,043,412	1,049,157

1,460,585
Utilities and power (2.0%)
Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s,
perpetual maturity (France)	905,000	876,719

PPL WEM, Ltd./Western Power Distribution, Ltd. 144A sr.
unsec. unsub. notes 3.9s, 2016 (United Kingdom)	7,725,000	7,725,000

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A,
9 1/2s, 2019	3,816,000	4,483,804

		13,085,523

Total corporate bonds and notes (cost $180,985,221)		$181,460,195

28 Absolute Return 300 Fund

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (12.5%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)
Government National Mortgage Association Pass-Through Certificates
4.687s, June 20, 2045	$117,987	$133,155
4.654s, June 20, 2045	509,040	574,582
4.554s, May 20, 2045	252,457	284,136
4.524s, June 20, 2065	247,662	277,897
4.516s, June 20, 2045	249,150	279,118
4.484s, November 20, 2065	1,519,981	1,710,879
4.468s, May 20, 2065	501,805	559,567
4.413s, June 20, 2065	124,031	138,402
4s, TBA, May 1, 2046	2,000,000	2,134,688
3 1/2s, TBA, May 1, 2046	4,000,000	4,225,625

10,318,049
U.S. Government Agency Mortgage Obligations (10.9%)
Federal National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, May 1, 2046	2,000,000	2,177,812
3 1/2s, TBA, May 1, 2046	3,000,000	3,144,609
3s, TBA, May 1, 2046	64,000,000	65,624,998

		70,947,419

Total U.S. government and agency mortgage obligations (cost $81,100,595)		$81,265,468

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020 ∆	$382,000	$394,755

Total U.S. treasury obligations (cost $381,845)		$394,755

SENIOR LOANS (8.8%)* [c]	Principal amount	Value

Basic materials (0.3%)
AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1,
4 1/2s, 2019 (Luxembourg)	$455,174	$453,182

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2,
4 1/2s, 2019 (Luxembourg)	236,168	235,134

TMS International Corp. bank term loan FRN Ser. B, 4 1/2s, 2020	1,457,870	1,319,372

2,007,688
Capital goods (1.0%)
ADS Waste Holdings, Inc. bank term loan FRN Ser. B,
3 3/4s, 2019	1,445,540	1,439,517

Berry Plastics Corp. bank term loan FRN Ser. F, 4s, 2022	902,262	904,066

Gates Global, LLC/Gates Global Co. bank term loan FRN
4 1/4s, 2021	1,446,460	1,383,178

Generac Power Systems, Inc. bank term loan FRN Ser. B,
3 1/2s, 2020	396,250	393,897

Terex Corp. bank term loan FRN Ser. B, 4 1/2s, 2022	1,000,000	982,500

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020	433,454	432,642

TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021	786,000	781,251

6,317,051
Communication services (0.6%)
Asurion, LLC bank term loan FRN Ser. B4, 5s, 2022	871,725	864,969

Charter Communications Operating, LLC bank term loan FRN
Ser. E, 3s, 2020	1,059,776	1,056,629

Absolute Return 300 Fund 29

SENIOR LOANS (8.8%)* [c] cont.	Principal amount	Value

Communication services cont.
Intelsat Jackson Holdings SA bank term loan FRN Ser. B2,
3 3/4s, 2019 (Bermuda)	$1,019,814	$954,546

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020	1,000,000	1,001,042

3,877,186
Consumer cyclicals (2.7%)
Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022	937,705	920,905

Amaya Holdings BV bank term loan FRN 5s, 2021 (Netherlands)	985,056	940,729

American Casino & Entertainment Properties, LLC bank term
loan FRN 4 3/4s, 2022	655,392	658,669

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2020	821,700	807,834

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11 1/4s, 2017	564,361	530,500

Caesars Growth Properties Holdings, LLC bank term loan FRN
6 1/4s, 2021	412,650	366,227

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017	189,813	189,677

CityCenter Holdings, LLC bank term loan FRN Ser. B,
4 1/4s, 2020	474,787	475,578

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	469,126	466,194

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 3 1/2s, 2022	191,213	191,588

Eldorado Resorts, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022	992,500	993,327

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B,
3 1/2s, 2020	833,882	835,862

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021	994,962	994,030

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018	1,123,252	1,112,019

Lions Gate Entertainment Corp. bank term loan FRN 5s, 2022	1,000,000	975,000

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4 1/4s, 2020	1,481,521	1,409,032

Nortek, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020	987,470	970,189

PET Acquisition Merger Sub, LLC bank term loan FRN Ser. B1,
5 3/4s, 2023	997,500	1,002,666

Scientific Games International, Inc. bank term loan FRN
Ser. B2, 6s, 2021	987,500	971,762

Tribune Media Co. bank term loan FRN Ser. B, 3 3/4s, 2020	1,001,343	995,398

Univision Communications, Inc. bank term loan FRN 4s, 2020	750,210	749,808

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019	1,306,130	1,276,197

17,833,191
Consumer staples (1.2%)
CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021	421,400	410,602

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2,
4 1/2s, 2020	655,363	625,872

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2021	940,800	910,224

Landry’s, Inc. bank term loan FRN Ser. B, 4s, 2018	1,177,307	1,176,940

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021	971,136	968,709

Restaurant Brands International, Inc. bank term loan FRN Ser. B,
3 3/4s, 2021 (Canada)	1,483,776	1,485,322

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021	1,000,000	1,001,250

US Foods, Inc. bank term loan FRN 4 1/2s, 2019	972,500	970,220

		7,549,139

30 Absolute Return 300 Fund

SENIOR LOANS (8.8%)* [c] cont.	Principal amount	Value

Energy (0.1%)
American Energy-Marcellus, LLC bank term loan FRN
5 1/4s, 2020	$690,000	$181,125

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018	513,667	404,513

585,638
Financials (0.3%)
USI, Inc./NY bank term loan FRN Ser. B, 4 1/4s, 2019	1,451,531	1,431,573

Walter Investment Management Corp. bank term loan FRN
Ser. B, 4 3/4s, 2020	401,567	351,120

1,782,693
Health care (1.6%)
AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B,
4 3/4s, 2021	546,000	541,905

CHS/Community Health Systems, Inc. bank term loan FRN
Ser. H, 4s, 2021	1,871,270	1,840,861

Envision Healthcare Corp. bank term loan FRN Ser. B,
4 1/4s, 2018	469,922	470,157

Grifols Worldwide Operations USA, Inc. bank term loan FRN
3.439s, 2021	1,631,700	1,632,312

HCA, Inc. bank term loan FRN Ser. B4, 3.357s, 2018	975,000	976,440

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4 1/2s, 2018	955,746	950,968

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018	873,598	872,506

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
4 3/4s, 2021	584,588	554,018

Pharmaceutical Product Development, LLC bank term loan FRN
4 1/4s, 2022	1,057,013	1,054,898

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. BD, 3 1/2s, 2019	632,566	615,434

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. C2, 3 3/4s, 2019	632,566	615,698

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. E, 3 3/4s, 2020	457,633	444,667

10,569,864
Technology (0.6%)
Avago Technologies Cayman Finance, Ltd. bank term loan FRN
Ser. B, 4 1/4s, 2022 (Cayman Islands)	1,100,000	1,100,612

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020	1,440,079	1,438,639

First Data Corp. bank term loan FRN Ser. B, 3.962s, 2022	1,000,000	998,571

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019	928,575	747,503

4,285,325
Utilities and power (0.4%)
Calpine Construction Finance Co. LP bank term loan FRN
Ser. B, 3s, 2020	583,500	572,073

Calpine Construction Finance Co. LP bank term loan FRN
Ser. B2, 3 1/4s, 2022	1,172,944	1,150,462

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019	715,000	671,802

		2,394,337

Total senior loans (cost $58,692,160)		$57,202,112

Absolute Return 300 Fund 31

ASSET-BACKED SECURITIES (7.0%)*		Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A,
1.433s, 2017		$3,859,000	$3,859,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A,
1.055s, 2016		41,911,000	41,911,000

Total asset-backed securities (cost $45,770,000)			$45,770,000

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (5.6%)*		Principal amount	Value

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s,
2021 (Brazil)		$1,710,000	$1,742,063

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s,
2021 (Argentina)		2,846,483	3,102,666

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)		960,000	1,050,749

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s,
2017 (Croatia)		150,000	155,625

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)	EUR	4,069,000	4,322,815

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s,
2019 (Greece)	EUR	5,055,000	5,133,002

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece) ††	EUR	112,696	71,726

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece) ††	EUR	142,451	91,348

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece) ††	EUR	503,141	325,474

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece) ††	EUR	424,604	277,154

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece) ††	EUR	359,023	237,652

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece) ††	EUR	194,848	134,201

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece) ††	EUR	199,323	136,165

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece) ††	EUR	1,784,228	1,234,869

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece) ††	EUR	316,973	224,067

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece) ††	EUR	2,362,206	1,709,732

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece) ††	EUR	1,434,622	1,048,578

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece) ††	EUR	2,036,272	1,527,617

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece) ††	EUR	2,684,952	2,083,463

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece) ††	EUR	1,528,752	1,212,728

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece) ††	EUR	2,186,576	1,773,774

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s,
2026 (Indonesia)		$300,000	318,750

32 Absolute Return 300 Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (5.6%)* cont.	Principal amount	Value

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s,
2046 (Indonesia)	$300,000	$333,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s,
2023 (Indonesia)	1,290,000	1,282,002

Russia (Federation of) 144A sr. unsec. notes 4 1/2s,
2022 (Russia)	450,000	469,125

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s,
2042 (Russia)	6,400,000	6,696,000

Total foreign government and agency bonds and notes (cost $38,209,645)		$36,695,095

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(1.88)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.88	$71,250,200	$309,226

1.55/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.55	71,250,200	286,426

Barclays Bank PLC
(1.809)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.809	71,250,200	463,839

1.481/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.481	71,250,200	190,950

Citibank, N.A.
(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087	77,674,100	78

Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915	11,563,400	227,660

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315	11,563,400	88,957

Goldman Sachs International
(1.835)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.835	71,250,200	463,126

1.4825/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.4825	71,250,200	228,713

(1.82)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.82	36,392,400	24,747

(1.306)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.306	36,392,400	23,291

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625	77,674,100	78

JPMorgan Chase Bank N.A.
(1.15)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.15	36,392,400	42,943

0.8725/3 month USD-LIBOR-BBA/Jul-17	Jul-16/0.8725	36,392,400	37,484

Total purchased swap options outstanding (cost $4,141,996)			$2,387,518

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (—%)*	strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Aug-16/$101.52	$18,000,000	$103,860

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Aug-16/101.39	18,000,000	95,760

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jul-16/101.98	18,000,000	103,860

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/101.30	7,000,000	10,290

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/101.11	7,000,000	8,120

Total purchased options outstanding (cost $579,375)			$321,890

Absolute Return 300 Fund 33

COMMON STOCKS (—%)*		Shares	Value

Vantage Drilling International (Units) (Cayman Islands) †		1,521	$144,491

Total common stocks (cost $145,699)			$144,491

SHORT-TERM INVESTMENTS (9.5%)*	Principal amount/shares		Value

Putnam Short Term Investment Fund 0.44% L	Shares	38,486,827	$38,486,827

U.S. Treasury Bills 0.28%, May 19, 2016 # ∆ §		$3,343,000	3,342,756

U.S. Treasury Bills 0.28%, May 12, 2016 # ∆ §		8,623,000	8,622,655

U.S. Treasury Bills 0.23%, May 5, 2016 # ∆ §		11,721,000	11,720,883

Total short-term investments (cost $62,172,347)			$62,173,121

TOTAL INVESTMENTS

Total investments (cost $760,976,489)			$735,458,332

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD /$	United States Dollar

Key to holding’s abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $651,263,450.

† This security is non-income-producing.

34 Absolute Return 300 Fund

The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $213,315,698 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/16 (aggregate face value $257,913,834) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/21/16	$2,250,929	$2,237,279	$13,650

	British Pound	Buy	6/15/16	185,441	159,398	26,043

	Canadian Dollar	Sell	7/21/16	3,950,059	3,820,419	(129,640)

	Czech Koruna	Sell	6/15/16	162,918	73,510	(89,408)

	Euro	Sell	6/15/16	390,850	280,615	(110,235)

	Hong Kong Dollar	Sell	5/18/16	2,725,657	2,708,829	(16,828)

	Japanese Yen	Sell	5/18/16	2,459,306	2,298,575	(160,731)

	New Zealand Dollar	Buy	7/21/16	4,822,342	4,742,614	79,728

	Norwegian Krone	Buy	6/15/16	2,253,741	2,236,353	17,388

	South Korean Won	Buy	5/18/16	2,570,313	2,427,300	143,013

	South Korean Won	Sell	5/18/16	2,570,315	2,363,727	(206,588)

	Swedish Krona	Buy	6/15/16	1,139,980	1,096,522	43,458

Absolute Return 300 Fund 35

FORWARD CURRENCY CONTRACTS at 4/30/16 (aggregate face value $257,913,834) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Australian Dollar	Buy	7/21/16	$2,148,311	$2,205,276	$(56,965)

	Australian Dollar	Sell	7/21/16	2,164,151	2,172,093	7,942

	Canadian Dollar	Sell	7/21/16	2,980,099	2,887,234	(92,865)

	Euro	Buy	6/15/16	659,825	772,730	(112,905)

	Japanese Yen	Sell	5/18/16	3,868,339	3,685,077	(183,262)

	New Zealand Dollar	Sell	7/21/16	1,115,095	1,095,816	(19,279)

	Norwegian Krone	Sell	6/15/16	7,397,079	6,952,208	(444,871)

	Swedish Krona	Buy	6/15/16	4,826,714	4,594,896	231,818

	Swiss Franc	Sell	6/15/16	410,009	400,156	(9,853)

Citibank, N.A.
	British Pound	Buy	6/15/16	7,617,243	7,416,518	200,725

	Canadian Dollar	Sell	7/21/16	2,136,145	1,984,219	(151,926)

	Euro	Sell	6/15/16	136,092	81,098	(54,994)

	Mexican Peso	Buy	7/21/16	18,372	17,888	484

	New Zealand Dollar	Buy	7/21/16	5,552,041	5,448,322	103,719

	Singapore Dollar	Buy	5/18/16	5,853,326	5,625,155	228,171

	Singapore Dollar	Sell	5/18/16	5,853,326	5,610,714	(242,612)

	South Korean Won	Buy	5/18/16	2,743,431	2,592,963	150,468

	South Korean Won	Sell	5/18/16	2,743,431	2,614,933	(128,498)

Credit Suisse International
	Australian Dollar	Buy	7/21/16	2,319,291	2,353,159	(33,868)

	British Pound	Sell	6/15/16	2,264,013	2,211,936	(52,077)

	Canadian Dollar	Sell	7/21/16	1,067,036	1,021,433	(45,603)

	Euro	Sell	6/15/16	2,481,192	2,355,839	(125,353)

	Hong Kong Dollar	Sell	5/18/16	1,949,014	1,925,756	(23,258)

	Japanese Yen	Buy	5/18/16	2,533,637	2,378,196	155,441

	Japanese Yen	Sell	5/18/16	2,533,637	2,483,048	(50,589)

	New Taiwan Dollar	Buy	5/18/16	2,487,306	2,452,970	34,336

	New Taiwan Dollar	Sell	5/18/16	2,487,306	2,404,418	(82,888)

	New Zealand Dollar	Buy	7/21/16	3,600,781	3,535,962	64,819

	Norwegian Krone	Sell	6/15/16	5,341,937	5,112,452	(229,485)

	Swedish Krona	Sell	6/15/16	140,193	131,468	(8,725)

Deutsche Bank AG
	Japanese Yen	Sell	5/18/16	261,383	42,800	(218,583)

Goldman Sachs International
	Australian Dollar	Buy	7/21/16	6,057,046	6,066,630	(9,584)

	British Pound	Sell	6/15/16	2,369,812	2,350,345	(19,467)

	Canadian Dollar	Buy	7/21/16	2,438,371	2,247,356	191,015

	Euro	Sell	6/15/16	2,458,147	2,369,849	(88,298)

	Japanese Yen	Sell	5/18/16	239,512	34,164	(205,348)

	New Zealand Dollar	Sell	7/21/16	699,029	743,079	44,050

	Norwegian Krone	Buy	6/15/16	2,137,852	2,101,902	35,950

36 Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS at 4/30/16 (aggregate face value $257,913,834) (Unaudited) cont.
					Unrealized
	Contract	Delivery		Aggregate	appreciation/
Counterparty Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.
Singapore Dollar	Buy	5/18/16	$92,616	$92,206	$410

Singapore Dollar	Sell	5/18/16	92,616	87,269	(5,347)

South Korean Won	Buy	5/18/16	3,144,293	2,993,513	150,780

South Korean Won	Sell	5/18/16	3,144,293	2,991,556	(152,737)

Swedish Krona	Buy	6/15/16	266,169	374,262	(108,093)

HSBC Bank USA, National Association
Euro	Buy	6/15/16	1,143,199	1,105,599	37,600

Hong Kong Dollar	Sell	5/18/16	2,722,137	2,705,608	(16,529)

JPMorgan Chase Bank N.A.
Australian Dollar	Buy	7/21/16	2,218,567	2,247,900	(29,333)

British Pound	Sell	6/15/16	3,154,100	3,085,329	(68,771)

Canadian Dollar	Buy	7/21/16	3,341,304	3,222,212	119,092

Euro	Sell	6/15/16	5,046,539	4,818,575	(227,964)

Hong Kong Dollar	Sell	5/18/16	1,513,380	1,507,584	(5,796)

Japanese Yen	Sell	5/18/16	2,561,792	2,359,224	(202,568)

New Zealand Dollar	Buy	7/21/16	5,521,582	5,456,298	65,284

Norwegian Krone	Sell	6/15/16	281,011	41,760	(239,251)

Singapore Dollar	Buy	5/18/16	3,052,839	2,925,178	127,661

Singapore Dollar	Sell	5/18/16	3,052,839	2,876,523	(176,316)

South Korean Won	Buy	5/18/16	2,985,004	2,828,630	156,374

South Korean Won	Sell	5/18/16	2,985,004	2,821,379	(163,625)

Swedish Krona	Sell	6/15/16	9,261,047	9,142,639	(118,408)

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	7/21/16	4,482,759	4,508,142	(25,383)

British Pound	Buy	6/15/16	166,005	136,089	29,916

Canadian Dollar	Sell	7/21/16	6,270,154	6,071,633	(198,521)

Euro	Sell	6/15/16	1,663,377	1,411,215	(252,162)

Japanese Yen	Buy	5/18/16	2,999,621	2,644,417	355,204

Japanese Yen	Sell	5/18/16	2,999,621	2,862,592	(137,029)

New Zealand Dollar	Sell	7/21/16	5,103,708	5,025,179	(78,529)

Norwegian Krone	Sell	6/15/16	6,722,160	6,211,724	(510,436)

Swedish Krona	Buy	6/15/16	5,585,276	5,482,542	102,734

State Street Bank and Trust Co.
Australian Dollar	Buy	7/21/16	2,133,911	2,189,870	(55,959)

Brazilian Real	Buy	7/1/16	10,446	9,854	592

Canadian Dollar	Buy	7/21/16	3,353,896	3,303,513	50,383

Euro	Sell	6/15/16	3,810,128	3,653,912	(156,216)

New Taiwan Dollar	Buy	5/18/16	2,547,648	2,514,855	32,793

New Taiwan Dollar	Sell	5/18/16	2,547,648	2,462,392	(85,256)

South Korean Won	Buy	5/18/16	5,632,232	5,322,460	309,772

South Korean Won	Sell	5/18/16	5,632,232	5,280,906	(351,326)

Absolute Return 300 Fund 37

FORWARD CURRENCY CONTRACTS at 4/30/16 (aggregate face value $257,913,834) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG
	Australian Dollar	Buy	7/21/16	$648,677	$649,868	$(1,191)

	British Pound	Sell	6/15/16	368,105	312,502	(55,603)

	Canadian Dollar	Sell	7/21/16	2,448,334	2,370,654	(77,680)

	Euro	Buy	6/15/16	4,501,253	4,459,160	42,093

	Japanese Yen	Buy	5/18/16	2,415,002	2,367,118	47,884

	Japanese Yen	Sell	5/18/16	2,415,002	2,309,998	(105,004)

	New Taiwan Dollar	Buy	5/18/16	2,430,697	2,398,333	32,364

	New Taiwan Dollar	Sell	5/18/16	2,430,697	2,361,485	(69,212)

	New Zealand Dollar	Buy	7/21/16	1,346,807	1,322,243	24,564

WestPac Banking Corp.
	Canadian Dollar	Buy	7/21/16	1,701,934	1,629,852	72,082

	New Zealand Dollar	Buy	7/21/16	34,006	32,883	1,123

Total						$(3,547,908)

FUTURES CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	213	$34,785,563	Jun-16	$(713,299)

U.S. Treasury Bond Ultra
30 yr (Long)	21	3,598,219	Jun-16	(88,964)

U.S. Treasury Note 2 yr (Short)	40	8,745,000	Jun-16	6,795

U.S. Treasury Note 5 yr (Short)	260	31,437,656	Jun-16	34,014

U.S. Treasury Note 10 yr (Short)	53	6,893,313	Jun-16	64,793

U.S. Treasury Note Ultra
10 yr (Long)	5	702,813	Jun-16	5,381

Total				$(691,280)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/16 (premiums $6,054,059) (Unaudited)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(1.715)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.715	$35,625,100	$339,507

1.715/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.715	35,625,100	373,707

Barclays Bank PLC
(1.645)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.645	35,625,100	240,113

1.645/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.645	35,625,100	509,795

Citibank, N.A.
2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	77,674,100	78

2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	77,674,100	78

Credit Suisse International
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	11,563,400	509,599

38 Absolute Return 300 Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/16 (premiums $6,054,059) (Unaudited) cont.
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	$155,348,200	$155

(1.215)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.215	36,392,400	21,472

(0.901)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/0.901	36,392,400	22,563

(1.65875)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.65875	35,625,100	281,082

1.65875/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.65875	35,625,100	516,207

JPMorgan Chase Bank N.A.
1.41/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.41	36,392,400	14,921

1.28/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.28	36,392,400	26,203

(1.0025)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.0025	36,392,400	35,301

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	10,748,000	1,113,633

Total			$4,004,414

WRITTEN OPTIONS OUTSTANDING at 4/30/16 (premiums $579,375) (Unaudited)
	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/$100.80	$18,000,000	$63,900

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/100.68	18,000,000	58,320

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/100.09	18,000,000	37,980

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/99.97	18,000,000	34,560

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/101.36	18,000,000	63,000

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	18,000,000	36,720

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.63	7,000,000	4,270

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.44	7,000,000	3,290

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.95	7,000,000	1,680

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.77	7,000,000	1,260

Total			$304,980

Absolute Return 300 Fund 39

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)
Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.
2.117/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.117	$7,937,425	$(194,491)	$138,508

2.035/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.035	7,937,425	(201,682)	93,900

1.00/3 month USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	20,643,600	(136,495)	(11,354)

1.00/3 month USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	41,287,200	(290,043)	(38,397)

(3.035)/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.035	7,937,425	(211,199)	(194,388)

(3.117)/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.117	7,937,425	(222,248)	(208,754)

2.655/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.655	34,765,900	230,324	227,717

2.56/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.56	34,765,900	222,248	218,677

(1.00)/3 month USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	41,287,200	126,421	(35,507)

(1.00)/3 month USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	82,574,300	264,238	(61,105)

(1.56)/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.56	34,765,900	200,158	(162,357)

(1.655)/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.655	34,765,900	198,166	(216,244)

Total			$(14,603)	$(249,304)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/16 (proceeds receivable $5,334,375) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, May 1, 2046	$5,000,000	5/12/16	$5,342,188

Total

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
MXN	77,451,000	$—	1/1/26	1 month MXN-TIIE-	6.16%	$40,703
				BANXICO

MXN	46,820,000	—	1/2/26	1 month MXN-TIIE-	6.14%	20,091
				BANXICO

Total		$—				$60,794

40 Absolute Return 300 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)
	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$109,907,900	$(138,896)	4/7/18	3 month USD-	1.149%	$416,165
			LIBOR-BBA

43,551,800	565,603	3/30/26	1.91%	3 month USD-	(367,976)
				LIBOR-BBA

12,717,000 E	(93,193)	6/15/26	1.60%	3 month USD-	53,713
				LIBOR-BBA

188,853,039 E	635,569	6/15/18	3 month USD-	0.85%	274,293
			LIBOR-BBA

10,062,000 E	(9,278)	6/15/21	3 month USD-	1.15%	(73,131)
			LIBOR-BBA

15,803,600	(209)	3/16/26	3 month USD-	1.79701%	179,511
			LIBOR-BBA

141,972,000 E	319,138	6/15/18	1.20%	3 month USD-	(395,266)
				LIBOR-BBA

58,325,477 E	418,171	6/15/26	1.85%	3 month USD-	(283,135)
				LIBOR-BBA

97,252,500 E	685,020	6/15/26	1.90%	3 month USD-	(942,890)
				LIBOR-BBA

10,284,000 E	7,865	6/15/21	3 month USD-	1.45%	93,408
			LIBOR-BBA

42,350,900 E	11,573	6/15/21	1.45%	3 month USD-	(340,702)
				LIBOR-BBA

11,976,700	(158)	3/17/26	1.787%	3 month USD-	(124,353)
				LIBOR-BBA

15,803,600	(209)	3/16/26	3 month USD-	1.79882%	182,217
			LIBOR-BBA

15,803,600	(209)	3/16/26	3 month USD-	1.8005%	184,732
			LIBOR-BBA

15,803,600	(209)	3/16/26	3 month USD-	1.80312%	188,655
			LIBOR-BBA

15,803,600	(209)	3/16/26	3 month USD-	1.80242%	187,599
			LIBOR-BBA

65,392,484 E	(100,311)	6/15/21	3 month USD-	1.40%	283,805
			LIBOR-BBA

8,640,300 E	41,632	6/15/46	3 month USD-	2.20%	26,088
			LIBOR-BBA

17,086,000 E	114,453	6/15/46	2.25%	3 month USD-	(55,040)
				LIBOR-BBA

783,900	(27)	4/5/46	2.2375%	3 month USD-	(8,141)
				LIBOR-BBA

6,532,800	145,982	4/5/46	2.27%	3 month USD-	28,411
				LIBOR-BBA

6,532,800	(85,628)	4/5/46	3 month USD-	2.19%	(90,995)
			LIBOR-BBA

14,500,000	(191)	3/18/26	1.78722%	3 month USD-	(150,277)
				LIBOR-BBA

Absolute Return 300 Fund 41

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$14,500,000	$(191)	3/18/26	1.79757%	3 month USD-	$(164,492)
					LIBOR-BBA

	13,990,100	(185)	3/21/26	1.7325%	3 month USD-	(70,695)
					LIBOR-BBA

	13,990,100	(185)	3/21/26	1.73%	3 month USD-	(67,382)
					LIBOR-BBA

	5,698,000 E	(83,664)	6/15/26	1.605%	3 month USD-	(20,530)
					LIBOR-BBA

	26,467,000 E	38,904	6/15/21	1.4003%	3 month USD-	(116,960)
					LIBOR-BBA

	2,613,100	(34)	3/30/26	1.73%	3 month USD-	(11,550)
					LIBOR-BBA

	7,679,300	(72)	4/14/21	1.152%	3 month USD-	32,836
					LIBOR-BBA

	4,445,000 E	77,684	6/15/26	3 month USD-	1.6005%	26,548
				LIBOR-BBA

	43,334,000	(312)	4/21/26	3 month USD-	1.595%	(408,314)
				LIBOR-BBA

AUD	107,642,000 E	(85,907)	6/15/18	3 month AUD-BBR-	1.93%	(186,413)
				BBSW

AUD	56,000 E	(214)	6/15/26	3 month AUD-BBR-	2.55%	(584)
				BBSW

AUD	37,630,000 E	90,602	6/15/21	2.25%	3 month AUD-	218,240
					BBR-BBSW

AUD	21,294,000 E	(18,253)	6/15/21	3 month AUD-BBR-	2.50%	101,770
				BBSW

AUD	13,626,000 E	(1,547)	6/15/18	2.20%	3 month AUD-	(43,600)
					BBR-BBSW

AUD	4,257,000 E	5,645	6/15/26	2.80%	3 month AUD-	(38,739)
					BBR-BBSW

AUD	48,349,000 E	38,325	6/15/18	2.2001%	3 month AUD-	(110,930)
					BBR-BBSW

AUD	7,484,000 E	42,532	6/15/26	2.8005%	3 month AUD-	(35,752)
					BBR-BBSW

CAD	83,039,000	(124,560)	6/17/17	3 month CAD-BA-	0.92%	(177,628)
				CDOR

CAD	41,520,000	(118)	8/27/17	3 month CAD-BA-	0.6825%	(154,231)
				CDOR

CAD	34,005,000	(97)	10/23/17	3 month CAD-BA-	0.81%	(85,504)
				CDOR

CAD	35,207,000	(100)	10/23/17	3 month CAD-BA-	0.805%	(90,597)
				CDOR

CAD	35,110,000	288,381	11/2/25	1.965%	3 month CAD-	(667,762)
					BA-CDOR

CAD	37,085,000	(99)	2/2/18	0.68%	3 month CAD-	190,886
					BA-CDOR

42 Absolute Return 300 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

CAD	9,763,000	$(92)	2/2/26	3 month CAD-BA-	1.5125%	$(96,891)
				CDOR

CAD	7,812,000	(73)	2/2/26	3 month CAD-BA-	1.505%	(81,982)
				CDOR

CAD	46,337,000	(124)	2/2/18	0.675%	3 month CAD-	242,184
					BA-CDOR

CAD	171,710,000 E	25,378	6/15/18	3 month CAD-BA-	0.75%	(781,782)
				CDOR

CAD	30,396,000 E	14,342	6/15/21	0.90%	3 month CAD-	367,917
					BA-CDOR

CAD	13,077,000 E	(179,077)	6/15/26	1.40%	3 month CAD-	127,009
					BA-CDOR

CAD	23,033,535 E	(2,780)	6/15/18	0.90%	3 month CAD-	50,843
					BA-CDOR

CAD	25,283,000	(72)	3/11/18	0.89%	3 month CAD-	51,207
					BA-CDOR

CAD	21,334,000 E	107,151	6/15/21	3 month CAD-BA-	0.9003%	(140,774)
				CDOR

CAD	17,466,000 E	(4,242)	6/15/18	0.8501%	3 month CAD-	50,214
					BA-CDOR

CHF	8,905,000 E	(27,822)	6/15/26	6 month CHF-	0.15%	49,532
				LIBOR-BBA

CHF	32,347,000 E	(27,617)	6/15/18	0.90%	6 month CHF-	(170,655)
					LIBOR-BBA

CHF	29,373,000 E	(89,889)	6/15/21	6 month CHF-	0.65%	107,636
				LIBOR-BBA

CHF	6,755,000 E	(26)	6/15/18	6 month CHF-	0.7425%	7,403
				LIBOR-BBA

CHF	31,451,000 E	52,392	6/15/18	6 month CHF-	0.6503%	25,836
				LIBOR-BBA

CHF	6,710,000 E	(16)	6/15/18	6 month CHF-	0.748%	8,147
				LIBOR-BBA

CHF	2,029,000 E	(4,954)	6/15/26	6 month CHF-	0.1505%	12,781
				LIBOR-BBA

EUR	43,529,000 E	(132,415)	6/15/21	0.00%	6 month EUR-	103,790
					EURIBOR-
					REUTERS

EUR	21,332,000 E	311,580	6/15/26	6 month EUR-	0.50%	(136,079)
				EURIBOR-REUTERS

EUR	22,858,000 E	(58,292)	6/15/21	6 month EUR-	0.10%	(50,257)
				EURIBOR-REUTERS

EUR	12,129,000 E	(42,988)	6/15/26	0.60%	6 month EUR-	73,257
					EURIBOR-
					REUTERS

EUR	14,921,000 E	(207,934)	6/15/26	0.5005%	6 month EUR-	104,333
					EURIBOR-
					REUTERS

Absolute Return 300 Fund 43

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

GBP	59,963,000 E	$(119,157)	6/15/18	0.75%	6 month GBP-	$127,654
					LIBOR-BBA

GBP	18,725,000 E	(142,521)	6/15/21	0.975%	6 month GBP-	101,202
					LIBOR-BBA

GBP	2,136,000 E	61,036	6/15/26	6 month GBP-	1.40%	8,672
				LIBOR-BBA

GBP	36,000 E	(122)	6/15/18	0.70%	6 month GBP-	78
					LIBOR-BBA

GBP	26,716,000 E	(13,268)	6/15/18	6 month GBP-	0.90%	(6,906)
				LIBOR-BBA

GBP	16,405,000 E	29,126	6/15/18	6 month GBP-	0.7501%	(38,350)
				LIBOR-BBA

GBP	56,000 E	461	6/15/26	6 month GBP-	1.4005%	(908)
				LIBOR-BBA

JPY	275,679,000	(40)	11/13/45	6 month JPY-	1.32125%	542,714
				LIBOR-BBA

JPY	353,080,000	(85)	11/26/35	6 month JPY-	1.09%	410,738
				LIBOR-BBA

JPY	275,679,000	(41)	1/5/46	1.22015%	6 month JPY-	(464,710)
					LIBOR-BBA

JPY	353,080,000	(94)	1/5/36	1.00875%	6 month JPY-	(354,700)
					LIBOR-BBA

JPY	1,487,105,000 E	(124)	6/15/21	0.065%	6 month JPY-	(7,350)
					LIBOR-BBA

JPY	263,489,000 E	(80)	6/15/46	0.6725%	6 month JPY-	(47,141)
					LIBOR-BBA

NOK	394,876,000 E	(16,971)	6/15/18	6 month NOK-	0.80%	(188,715)
				NIBOR-NIBR

NOK	77,676,000 E	55,716	6/15/26	6 month NOK-	1.55%	(92,557)
				NIBOR-NIBR

NOK	37,728,000 E	(10,377)	6/15/21	1.05%	6 month NOK-	31,171
					NIBOR-NIBR

NOK	19,289,000	(30)	3/10/26	1.56%	6 month NOK-	27,143
					NIBOR-NIBR

NOK	23,074,000	(36)	3/17/26	1.60%	6 month NOK-	21,994
					NIBOR-NIBR

NOK	111,115,000 E	(78,893)	6/15/18	0.70%	6 month NOK-	(3,393)
					NIBOR-NIBR

NOK	18,325,000 E	18,102	6/15/26	1.5505%	6 month NOK-	52,977
					NIBOR-NIBR

NZD	11,829,000 E	9,942	6/15/26	3.10%	3 month NZD-	(54,937)
					BBR-FRA

NZD	18,166,000 E	4,065	6/15/18	3 month NZD-	2.40%	35,472
				BBR-FRA

NZD	56,254,000 E	(45,380)	6/15/21	2.70%	3 month NZD-	(327,209)
					BBR-FRA

44 Absolute Return 300 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

NZD	7,187,000 E	$(30,564)	6/15/21	3 month NZD-	2.7003%	$5,513
				BBR-FRA

NZD	18,008,000 E	27,764	6/15/18	2.4001%	3 month NZD-	(3,395)
					BBR-FRA

SEK	114,421,000 E	8,107	6/15/21	0.35%	3 month SEK-	61,638
					STIBOR-SIDE

SEK	70,169,000 E	15,277	6/15/26	3 month SEK-	1.20%	(51,602)
				STIBOR-SIDE

SEK	46,545,000 E	(3,041)	6/15/21	3 month SEK-	0.3503%	(24,729)
				STIBOR-SIDE

SEK	23,361,000 E	(2,898)	6/15/26	1.2005%	3 month SEK-	19,228
					STIBOR-SIDE

Total		$2,281,118				$(2,911,431)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$725,931	$—	1/12/41	4.50% (1 month	Synthetic TRS Index	$4,301
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Barclays Bank PLC
121,364	—	1/12/41	5.00% (1 month	Synthetic MBX Index	384
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

2,060,065	—	1/12/40	4.50% (1 month	Synthetic MBX Index	4,694
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,174,008	—	1/12/40	4.00% (1 month	Synthetic MBX Index	1,088
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,014,036	—	1/12/39	6.00% (1 month	Synthetic TRS Index	5,217
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

3,520,733	—	1/12/40	4.00% (1 month	Synthetic MBX Index	3,263
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

411,506	—	1/12/40	4.00% (1 month	Synthetic TRS Index	2,459
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

203,082	—	1/12/38	6.50% (1 month	Synthetic TRS Index	938
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

Absolute Return 300 Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$6,244,726	$—	1/12/40	4.00% (1 month	Synthetic MBX Index	$5,788
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	899,620	—	1/12/40	4.50% (1 month	Synthetic MBX Index	2,050
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	4,169,777	—	1/12/40	4.50% (1 month	Synthetic MBX Index	9,500
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	3,405,064	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(6,688)
				USD-LIBOR	6.00% 30 year Fannie
					Mae pools

	721,089	—	1/12/41	5.00% (1 month	Synthetic TRS Index	3,335
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	457,346	—	1/12/41	5.00% (1 month	Synthetic TRS Index	2,115
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	707,122	—	1/12/38	6.50% (1 month	Synthetic TRS Index	3,265
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	11,015,051	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(3,311)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	7,962,173	—	1/12/40	5.00% (1 month	Synthetic MBX Index	17,722
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	45,898,393	—	1/12/41	5.00% (1 month	Synthetic MBX Index	16,101
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	48,180,380	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(152,282)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

EUR	6,402,000	—	9/15/17	(0.4975%)	Eurostat Eurozone	(47,019)
					HICP excluding
					tobacco

EUR	3,201,000	—	9/15/17	(0.46%)	Eurostat Eurozone	(20,731)
					HICP excluding
					tobacco

EUR	4,554,000	—	9/15/17	(0.435%)	Eurostat Eurozone	(26,860)
					HICP excluding
					tobacco

Citibank, N.A.
	$971,719	—	1/12/41	5.00% (1 month	Synthetic MBX Index	341
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	806,524	—	1/12/41	5.00% (1 month	Synthetic MBX Index	283
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

46 Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
	$1,161,301	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$407
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	3,306,628	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(10,451)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	3,168,324	—	1/12/41	5.00% (1 month	Synthetic TRS Index	14,653
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	3,155,836	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(16,072)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	3,358,192	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(17,103)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	7,050,119	—	1/12/41	5.00% (1 month	Synthetic MBX Index	32,605
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	659,133	—	1/12/43	3.50% (1 month	Synthetic TRS Index	3,558
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	1,894,313	—	1/12/45	3.50% (1 month	Synthetic TRS Index	11,716
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

Deutsche Bank AG
	3,306,628	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(10,451)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

Goldman Sachs International
	2,579,721	—	1/12/38	6.50% (1 month	Synthetic TRS Index	11,913
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	1,990,039	—	1/12/38	6.50% (1 month	Synthetic TRS Index	9,190
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	6,327,456	—	1/12/39	6.00% (1 month	Synthetic TRS Index	32,552
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	2,499,590	—	1/12/38	6.50% (1 month	Synthetic TRS Index	11,543
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	5,674,988	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,991
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	3,090,705	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(9,769)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

Absolute Return 300 Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$1,161,122	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(3,670)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	1,465,727	—	1/12/41	4.50% (1 month	Synthetic TRS Index	8,685
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	383,082	—	1/12/40	4.00% (1 month	Synthetic TRS Index	2,290
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	84,530	—	1/12/39	6.00% (1 month	Synthetic TRS Index	435
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	2,518,314	—	1/12/39	6.00% (1 month	Synthetic TRS Index	12,956
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	4,234,027	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(13,382)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	187,541	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(593)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	500,127	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,581)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	853,826	—	1/12/38	6.50% (1 month	Synthetic TRS Index	3,943
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	2,827,112	—	1/12/38	6.50% (1 month	Synthetic TRS Index	13,055
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	4,541,646	—	1/12/39	6.00% (1 month	Synthetic TRS Index	23,365
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	4,301,459	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(21,906)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

EUR	23,048,000	—	8/10/17	(0.63%)	Eurostat Eurozone	(245,648)
					HICP excluding
					tobacco

EUR	7,610,000	—	8/11/17	(0.63%)	Eurostat Eurozone	(81,108)
					HICP excluding
					tobacco

EUR	6,402,000	—	8/31/17	(0.27%)	Eurostat Eurozone	(14,954)
					HICP excluding
					tobacco

EUR	6,402,000	—	9/1/17	(0.37%)	Eurostat Eurozone	(29,740)
					HICP excluding
					tobacco

48 Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
EUR	6,402,000	$—	9/10/20	(0.7975%)	Eurostat Eurozone	$(77,536)
					HICP excluding
					tobacco

EUR	3,598,000	—	1/26/21	(0.75%)	Eurostat Eurozone	(14,914)
					HICP excluding
					tobacco

JPMorgan Chase Bank N.A.
	$4,301,750	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(21,908)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

EUR	3,201,000	—	9/4/20	(0.8675%)	Eurostat Eurozone	(52,183)
					HICP excluding
					tobacco

EUR	3,201,000	—	9/7/20	(0.85%)	Eurostat Eurozone	(48,826)
					HICP excluding
					tobacco

EUR	3,850,000	—	1/27/21	(0.755%)	Eurostat Eurozone	(17,109)
					HICP excluding
					tobacco

EUR	3,166,000	—	1/26/21	(0.75%)	Eurostat Eurozone	(13,123)
					HICP excluding
					tobacco

Total		$—				$(701,217)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB–	BBB–/P	$11,962	$175,000	5/11/63	300 bp	$1,899
Index

CMBX NA BBB–	BBB–/P	22,719	377,000	5/11/63	300 bp	1,042
Index

CMBX NA BBB–	BBB–/P	46,609	755,000	5/11/63	300 bp	3,197
Index

CMBX NA BBB–	BBB–/P	44,403	779,000	5/11/63	300 bp	(390)
Index

Credit Suisse International
CMBX NA BB Index	—	(166,815)	9,451,000	5/11/63	(500 bp)	693,856

CMBX NA BBB–	BBB–/P	67,468	5,137,000	5/11/63	300 bp	(226,437)
Index

CMBX NA BBB–	BBB–/P	107,566	9,819,000	5/11/63	300 bp	(457,027)
Index

CMBX NA BBB–	BBB–/P	147,047	4,287,000	1/17/47	300 bp	(203,630)
Index

Absolute Return 300 Fund 49

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB–	BBB–/P	$487,900	$6,531,000	1/17/47	300 bp	$(47,581)
Index

CMBX NA BBB–	BBB–/P	360,581	10,131,000	1/17/47	300 bp	(468,135)
Index

Goldman Sachs International
CMBX NA BBB–	BBB–/P	(975)	141,000	5/11/63	300 bp	(9,083)
Index

CMBX NA BBB–	BBB–/P	610	234,000	5/11/63	300 bp	(12,845)
Index

CMBX NA BBB–	BBB–/P	(1,337)	293,000	5/11/63	300 bp	(18,185)
Index

CMBX NA BBB–	BBB–/P	517	145,000	1/17/47	300 bp	(11,344)
Index

CMBX NA BBB–	BBB–/P	517	145,000	1/17/47	300 bp	(11,344)
Index

CMBX NA BBB–	BBB–/P	1,924	450,000	1/17/47	300 bp	(34,886)
Index

CMBX NA BBB–	BBB–/P	1,604	450,000	1/17/47	300 bp	(35,206)
Index

CMBX NA BBB–	BBB–/P	1,604	450,000	1/17/47	300 bp	(35,206)
Index

CMBX NA BB Index	—	(8,545)	999,000	5/11/63	(500 bp)	82,431

CMBX NA BB Index	—	(5,599)	528,000	5/11/63	(500 bp)	42,484

CMBX NA BB Index	—	7,574	450,000	5/11/63	(500 bp)	48,554

CMBX NA BB Index	—	4,520	441,000	5/11/63	(500 bp)	44,681

CMBX NA BB Index	—	495	408,000	5/11/63	(500 bp)	37,651

CMBX NA BB Index	—	(3,246)	338,000	5/11/63	(500 bp)	27,534

CMBX NA BB Index	—	6,218	275,000	5/11/63	(500 bp)	31,261

CMBX NA BB Index	—	(829)	416,000	1/17/47	(500 bp)	58,397

CMBX NA BBB–	BBB–/P	(217)	13,000	5/11/63	300 bp	(964)
Index

CMBX NA BBB–	BBB–/P	(491)	49,000	5/11/63	300 bp	(3,036)
Index

CMBX NA BBB–	BBB–/P	(249)	93,000	5/11/63	300 bp	(5,596)
Index

CMBX NA BBB–	BBB–/P	(1,516)	139,000	5/11/63	300 bp	(9,509)
Index

CMBX NA BBB–	BBB–/P	(4,498)	560,000	5/11/63	300 bp	(36,698)
Index

CMBX NA BBB–	BBB–/P	3,568	598,000	5/11/63	300 bp	(30,817)
Index

CMBX NA BBB–	BBB–/P	9,255	224,000	1/17/47	300 bp	(9,069)
Index

CMBX NA BBB–	BBB–/P	25,357	610,000	1/17/47	300 bp	(24,541)
Index

50 Absolute Return 300 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BBB–	BBB–/P	$27,101	$628,000	1/17/47	300 bp	$(24,269)
Index

CMBX NA BBB–	BBB–/P	25,280	628,000	1/17/47	300 bp	(26,090)
Index

CMBX NA BBB–	BBB–/P	25,280	628,000	1/17/47	300 bp	(26,090)
Index

CMBX NA BBB–	BBB–/P	13,828	656,000	1/17/47	300 bp	(39,833)
Index

CMBX NA BBB–	BBB–/P	20,269	677,000	1/17/47	300 bp	(35,109)
Index

CMBX NA BBB–	BBB–/P	29,270	966,000	1/17/47	300 bp	(49,748)
Index

JPMorgan Securities LLC
CMBX NA BBB–	—	(20,076)	315,000	5/11/63	(300 bp)	(1,963)
Index

CMBX NA BBB–	BBB–/P	35,632	644,000	1/17/47	300 bp	(17,048)
Index

CMBX NA BBB–	BBB–/P	46,782	887,000	1/17/47	300 bp	(25,774)
Index

CMBX NA BBB–	BBB–/P	23,711	907,000	1/17/47	300 bp	(50,482)
Index

Total		$1,392,778				$(914,948)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2016. Securities rated by Putnam are indicated by “/P.”

Absolute Return 300 Fund 51

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Energy	$144,491	$—	$—

Total common stocks	144,491	—	—
Asset-backed securities	—	—	45,770,000

Corporate bonds and notes	—	181,460,195	—

Foreign government and agency bonds and notes	—	36,695,095	—

Mortgage-backed securities	—	251,369,705	16,273,982

Purchased options outstanding	—	321,890	—

Purchased swap options outstanding	—	2,387,518	—

Senior loans	—	57,202,112	—

U.S. government and agency mortgage obligations	—	81,265,468	—

U.S. treasury obligations	—	394,755	—

Short-term investments	38,486,827	23,686,294	—

Totals by level	$38,631,318	$634,783,032	$62,043,982

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,547,908)	$—

Futures contracts	(691,280)	—	—

Written options outstanding	—	(304,980)	—

Written swap options outstanding	—	(4,004,414)	—

Forward premium swap option contracts	—	(249,304)	—

TBA sale commitments	—	(5,342,188)	—

Interest rate swap contracts	—	(5,131,755)	—

Total return swap contracts	—	(701,217)	—

Credit default contracts	—	(2,307,726)	—

Totals by level	$(691,280)	$(21,589,492)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

52 Absolute Return 300 Fund

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
				unrealized			Total	Total
	Balance	Accrued	Realized	appreciation/			transfers	transfers	Balance
Investments	as of	discounts/	gain/	(deprecia-	Cost of	Proceeds	into	out of	as of
in securities:	10/31/15	premiums	(loss)	tion) #	purchases	from sales	Level 3†	Level 3†	4/30/16

Asset-backed
securities	$51,437,000	$—	$—	$—	$3,859,000	$(9,526,000)	$—	$—	$45,770,000

Mortgage-
backed
securities	$12,889,281	(752,245)	(102,184)	(1,304)	2,542,370	(1,710,990)	3,409,054	—	$16,273,982

Totals	$64,326,281	$(752,245)	$(102,184)	$(1,304)	$6,401,370	$(11,236,990)	$3,409,054	$—	$62,043,982

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

# Includes $(7,939) related to Level 3 securities still held at period end. Total change in unrealized appreciation/ (depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund 53

Statement of assets and liabilities 4/30/16 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $722,489,662)	$696,971,505
Affiliated issuers (identified cost $38,486,827) (Note 5)	38,486,827

Cash	1,852,472

Foreign currency (cost $391) (Note 1)	396

Interest and other receivables	5,503,887

Receivable for shares of the fund sold	942,778

Receivable for investments sold	3,010,592

Receivable for sales of delayed delivery securities (Note 1)	5,340,486

Receivable for variation margin (Note 1)	1,480,328

Unrealized appreciation on forward premium swap option contracts (Note 1)	678,802

Unrealized appreciation on forward currency contracts (Note 1)	3,530,923

Unrealized appreciation on OTC swap contracts (Note 1)	1,411,482

Premium paid on OTC swap contracts (Note 1)	214,393

Total assets	759,424,871

LIABILITIES

Payable for investments purchased	1,806,288

Payable for purchases of delayed delivery securities (Note 1)	78,815,995

Payable for shares of the fund repurchased	3,532,346

Payable for compensation of Manager (Note 2)	213,973

Payable for Trustee compensation and expenses (Note 2)	133,827

Payable for distribution fees (Note 2)	155,642

Payable for variation margin (Note 1)	1,268,863

Unrealized depreciation on forward currency contracts (Note 1)	7,078,831

Unrealized depreciation on OTC swap contracts (Note 1)	2,966,853

Premium received on OTC swap contracts (Note 1)	1,607,171

Unrealized depreciation on forward premium swap option contracts (Note 1)	928,106

Written options outstanding, at value (premiums $6,633,434) (Notes 1 and 3)	4,309,394

TBA sale commitments, at value (proceeds receivable $5,334,375) (Note 1)	5,342,188

Other accrued expenses	1,944

Total liabilities	108,161,421

Net assets	$651,263,450

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$793,847,343

Undistributed net investment income (Note 1)	5,231,555

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(115,654,944)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(32,160,504)

Total — Representing net assets applicable to capital shares outstanding	$651,263,450

(Continued on next page)

54 Absolute Return 300 Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($298,571,725 divided by 31,410,048 shares)	$9.51

Offering price per class A share (100/99.00 of $9.51)*	$9.61

Net asset value and offering price per class B share ($7,993,013 divided by 844,651 shares)**	$9.46

Net asset value and offering price per class C share ($106,559,425 divided by 11,295,437 shares)**	$9.43

Net asset value and redemption price per class M share ($8,308,089 divided by 876,853 shares)	$9.47

Offering price per class M share (100/99.25 of $9.47)*	$9.54

Net asset value, offering price and redemption price per class R share
($385,350 divided by 40,455 shares)	$9.53

Net asset value, offering price and redemption price per class R6 share
($1,325,038 divided by 138,716 shares)	$9.55

Net asset value, offering price and redemption price per class Y share
($228,120,810 divided by 23,944,396 shares)	$9.53

* On single retail sales of less than $500,000.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund 55

Statement of operations Six months ended 4/30/16 (Unaudited)

INVESTMENT INCOME

Interest (including interest income of $61,939 from investments in affiliated issuers) (Note 5)	$16,752,856

EXPENSES

Compensation of Manager (Note 2)	1,836,955

Distribution fees (Note 2)	1,048,576

Other	3,667

Total expenses	2,889,198

Expense reduction (Note 2)	(655)

Net expenses	2,888,543

Net investment income	13,864,313

Net realized loss on investments (Notes 1 and 3)	(20,464,154)

Net increase from payments by affiliates (Note 2)	11,058

Net realized loss on swap contracts (Note 1)	(15,030,589)

Net realized gain on futures contracts (Note 1)	3,083,856

Net realized loss on foreign currency transactions (Note 1)	(883,209)

Net realized gain on written options (Notes 1 and 3)	11,008,163

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(5,613,769)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options
and TBA sale commitments during the period	(7,360,986)

Net loss on investments	(35,249,630)

Net decrease in net assets resulting from operations	$(21,385,317)

The accompanying notes are an integral part of these financial statements.

56 Absolute Return 300 Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/16*	Year ended 10/31/15

Operations:
Net investment income	$13,864,313	$27,578,110

Net realized loss on investments
and foreign currency transactions	(22,274,875)	(7,181,120)

Net unrealized depreciation of investments and assets
and liabilities in foreign currencies	(12,974,755)	(35,186,294)

Net decrease in net assets resulting from operations	(21,385,317)	(14,789,304)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(16,009,615)	(15,901,153)

Class B	(393,310)	(385,159)

Class C	(4,623,230)	(4,377,677)

Class M	(436,905)	(388,196)

Class R	(14,355)	(30,512)

Class R5	(509)	(408)

Class R6	(68,404)	(59,446)

Class Y	(17,041,321)	(16,543,336)

Decrease from capital share transactions (Note 4)	(200,888,775)	(132,214,116)

Total decrease in net assets	(260,861,741)	(184,689,307)

NET ASSETS

Beginning of period	912,125,191	1,096,814,498

End of period (including undistributed net investment
income of $5,231,555 and $29,954,891, respectively)	$651,263,450	$912,125,191

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund 57

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c]	(%)	(%)

Class A
April 30, 2016**	$10.18	.17	(.39)	(.22)	(.45)	—	(.45)	$9.51	(2.21)*	$298,572	.36*	1.78*	168* [d]
October 31, 2015	10.71	.28	(.44)	(.16)	(.37)	—	(.37)	10.18	(1.53)	374,839.84		2.71	486 [d]
October 31, 2014	10.81	.31	.03	.34	(.44)	—	(.44)	10.71	3.19	470,872.81		2.91	203 [d]
October 31, 2013	10.58	.34	.05	.39	(.16)	—	(.16)	10.81	3.73	497,067	.78 [e]	3.13 [e]	246 [f]
October 31, 2012	10.38	.31	(.01)	.30	(.10)	—	(.10)	10.58	2.97	518,088	.82 [e]	2.94 [e]	238 [f]
October 31, 2011	10.92	.38	(.56)	(.18)	(.32)	(.04)	(.36)	10.38	(1.72)	830,296	.87 [e]	3.55 [e]	188 [f]

Class B
April 30, 2016**	$10.12	.16	(.39)	(.23)	(.43)	—	(.43)	$9.46	(2.36)*	$7,993	.46*	1.69*	168* [d]
October 31, 2015	10.65	.26	(.44)	(.18)	(.35)	—	(.35)	10.12	(1.74)	9,669	1.04	2.52	486 [d]
October 31, 2014	10.75	.29	.02	.31	(.41)	—	(.41)	10.65	2.96	11,822	1.01	2.73	203 [d]
October 31, 2013	10.53	.31	.05	.36	(.14)	—	(.14)	10.75	3.46	12,854	.98 [e]	2.93 [e]	246 [f]
October 31, 2012	10.32	.28	.01	.29	(.08)	—	(.08)	10.53	2.86	13,859	1.02 [e]	2.71 [e]	238 [f]
October 31, 2011	10.86	.37	(.58)	(.21)	(.29)	(.04)	(.33)	10.32	(2.03)	16,066	1.07 [e]	3.48 [e]	188 [f]

Class C
April 30, 2016**	$10.06	.13	(.39)	(.26)	(.37)	—	(.37)	$9.43	(2.69)*	$106,559	.73*	1.41*	168* [d]
October 31, 2015	10.58	.20	(.43)	(.23)	(.29)	—	(.29)	10.06	(2.22)	134,131	1.59	1.96	486 [d]
October 31, 2014	10.68	.23	.02	.25	(.35)	—	(.35)	10.58	2.37	162,146	1.56	2.17	203 [d]
October 31, 2013	10.44	.25	.06	.31	(.07)	—	(.07)	10.68	2.94	169,740	1.53 [e]	2.39 [e]	246 [f]
October 31, 2012	10.24	.22	.01	.23	(.03)	—	(.03)	10.44	2.23	201,889	1.57 [e]	2.19 [e]	238 [f]
October 31, 2011	10.80	.30	(.57)	(.27)	(.25)	(.04)	(.29)	10.24	(2.53)	291,442	1.62 [e]	2.86 [e]	188 [f]

Class M
April 30, 2016**	$10.15	.17	(.40)	(.23)	(.45)	—	(.45)	$9.47	(2.35)*	$8,308	.39*	1.76*	168* [d]
October 31, 2015	10.68	.28	(.44)	(.16)	(.37)	—	(.37)	10.15	(1.56)	9,913.89		2.67	486 [d]
October 31, 2014	10.78	.31	.02	.33	(.43)	—	(.43)	10.68	3.13	11,043.86		2.85	203 [d]
October 31, 2013	10.55	.33	.05	.38	(.15)	—	(.15)	10.78	3.68	11,228	.83 [e]	3.08 [e]	246 [f]
October 31, 2012	10.35	.30	— [g]	.30	(.10)	—	(.10)	10.55	2.90	11,914	.87 [e]	2.89 [e]	238 [f]
October 31, 2011	10.90	.38	(.57)	(.19)	(.32)	(.04)	(.36)	10.35	(1.85)	17,639	.92 [e]	3.56 [e]	188 [f]

Class R
April 30, 2016**	$10.14	.16	(.39)	(.23)	(.38)	—	(.38)	$9.53	(2.33)*	$385	.49*	1.64*	168* [d]
October 31, 2015	10.68	.26	(.45)	(.19)	(.35)	—	(.35)	10.14	(1.81)	379	1.09	2.52	486 [d]
October 31, 2014	10.77	.28	.03	.31	(.40)	—	(.40)	10.68	2.96	914	1.06	2.64	203 [d]
October 31, 2013	10.54	.31	.05	.36	(.13)	—	(.13)	10.77	3.47	824	1.03 [e]	2.86 [e]	246 [f]
October 31, 2012	10.34	.28	— [g]	.28	(.08)	—	(.08)	10.54	2.71	734	1.07 [e]	2.68 [e]	238 [f]
October 31, 2011	10.89	.36	(.57)	(.21)	(.30)	(.04)	(.34)	10.34	(1.98)	801	1.12 [e]	3.35 [e]	188 [f]

Class R5
April 30, 2016 #**	$10.25	.10	(.36)	(.26)	(.48)	—	(.48)	$9.51	(2.63)*	$11	.12*	1.03*	168* [d]
October 31, 2015	10.78	.31	(.44)	(.13)	(.40)	—	(.40)	10.25	(1.24)	11.59		3.00	486 [d]
October 31, 2014	10.88	.34	.02	.36	(.46)	—	(.46)	10.78	3.42	11.56		3.19	203 [d]
October 31, 2013	10.63	.37	.05	.42	(.17)	—	(.17)	10.88	4.03	11	.53 [e]	3.40 [e]	246 [f]
October 31, 2012†	10.42	.09	.12	.21	—	—	—	10.63	2.02*	10	.18* [e]	.84* [e]	238 [f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

58 Absolute Return 300 Fund	Absolute Return 300 Fund 59

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c]	(%)	(%)

Class R6
April 30, 2016**	$10.24	.19	(.40)	(.21)	(.48)	—	(.48)	$9.55	(2.12)*	$1,325	.24*	1.93*	168* [d]
October 31, 2015	10.78	.31	(.45)	(.14)	(.40)	—	(.40)	10.24	(1.34)	1,446.59		2.98	486 [d]
October 31, 2014	10.88	.37	(.01)	.36	(.46)	—	(.46)	10.78	3.43	1,828.56		3.38	203 [d]
October 31, 2013	10.63	.32 [h]	.11	.43	(.18)	—	(.18)	10.88	4.06	2,573	.53 [e]	2.91 [e,h]	246 [f]
October 31, 2012†	10.42	.09	.12	.21	—	—	—	10.63	2.02*	10	.18* [e]	.84* [e]	238 [f]

Class Y
April 30, 2016**	$10.22	.19	(.40)	(.21)	(.48)	—	(.48)	$9.53	(2.12)*	$228,121	.24*	1.93*	168* [d]
October 31, 2015	10.75	.31	(.44)	(.13)	(.40)	—	(.40)	10.22	(1.24)	381,738.59		2.98	486 [d]
October 31, 2014	10.85	.33	.03	.36	(.46)	—	(.46)	10.75	3.42	438,177.56		3.06	203 [d]
October 31, 2013	10.63	.36	.05	.41	(.19)	—	(.19)	10.85	3.93	253,607	.53 [e]	3.37 [e]	246 [f]
October 31, 2012	10.43	.33	— [g]	.33	(.13)	—	(.13)	10.63	3.21	212,599	.57 [e]	3.20 [e]	238 [f]
October 31, 2011	10.96	.41	(.56)	(.15)	(.34)	(.04)	(.38)	10.43	(1.47)	367,131	.62 [e]	3.82 [e]	188 [f]

* Not annualized.

** Unaudited.

# Effective February 1, 2016, the fund has liquidated its class R5 shares.

† For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/13	10/31/12	10/31/11

Class A	0.06%	0.19%	0.18%

Class B	0.06	0.19	0.18

Class C	0.06	0.19	0.18

Class M	0.06	0.19	0.18

Class R	0.06	0.19	0.18

Class R5	0.05	0.05	N/A

Class R6	0.03	0.03	N/A

Class Y	0.06	0.19	0.18

The accompanying notes are an integral part of these financial statements.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

October 31, 2013	656%

October 31, 2012	722

October 31, 2011	512

g Amount represents less than $0.01 per share.

h The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

60 Absolute Return 300 Fund	Absolute Return 300 Fund 61

Notes to financial statements 4/30/16 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2015 through April 30, 2016.

Putnam Absolute Return 300 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek to earn a positive total return that exceeds the return on U.S. Treasury bills by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively. Class A shares generally are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors. Effective February 1, 2016, the fund has liquidated its class R5 shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

62 Absolute Return 300 Fund

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Absolute Return 300 Fund 63

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

64 Absolute Return 300 Fund

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Absolute Return 300 Fund 65

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

66 Absolute Return 300 Fund

At the close of the reporting period, the fund had a net liability position of $8,545,706 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $7,417,212 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million) and a $235.5 million unsecured uncommitted line of credit provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.16% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2015, the fund had a capital loss carryover of $90,096,841 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

	Loss carryover

Short-term	Long-term	Total	Expiration

$63,477,183	$21,397,771	$84,874,954	*

5,221,887	N/A	5,221,887	October 31, 2009

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $763,712,816, resulting in gross unrealized appreciation and depreciation of $8,135,237 and $36,389,721, respectively, or net unrealized depreciation of $28,254,484.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Absolute Return 300 Fund 67

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index plus 3.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate is +/– 0.12%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.299% of the fund’s average net assets before a decrease of $490,674 (0.063% of the fund’s average net assets) based on performance.

Putnam Management has contractually agreed, through February 28, 2017, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Putnam Management has agreed to reimburse the fund $11,058 for a compliance exception which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

68 Absolute Return 300 Fund

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for class R5 and R6 shares) that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund and each of the other funds in its specified category, which was totaled and then allocated to each fund in the category based on its average daily net assets; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts will not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Effective February 1, 2016, the fund has liquidated its class R5 shares. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $655 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $496, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$417,160	Class M	13,664

Class B	19,513	Class R	929

Class C	597,310	Total	$1,048,576

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $57 and $31 from the sale of class A and class M shares, respectively, and received $1,375 and $1,961 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $2 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$1,333,528,110	$1,590,530,894

U.S. government securities (Long-term)	—	—

Total	$1,333,528,110	$1,590,530,894

Absolute Return 300 Fund 69

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

		Written swap	Written	Written option
		option contract	swap option	contract	Written option
		amounts	premiums	amounts	premiums

Written options outstanding	USD	2,005,385,225	$7,625,699	168,000,000	$1,056,563
at the beginning of the reporting period
	EUR	—	$—	—	$—

Options opened	USD	2,497,894,600	16,365,060	761,000,000	3,486,953

	EUR	19,821,700	760,161	—	—

Options exercised	USD	(164,611,000)	(1,275,579)	—	—

	EUR	—	—	—	—

Options expired	USD	(1,706,523,125)	(3,096,787)	—	—

	EUR	(19,821,700)	(760,161)	—	—

Options closed	USD	(1,640,500,200)	(13,564,334)	(793,000,000)	(3,964,141)

	EUR	—	—	—	—

Written options outstanding	USD	991,645,500	$6,054,059	136,000,000	$579,375
at the end of the reporting period
	EUR	—	$—	—	$—

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	2,735,795	$26,381,312	9,480,342	$98,178,353

Shares issued in connection with
reinvestment of distributions	1,419,198	13,723,641	1,331,562	13,755,031

	4,154,993	40,104,953	10,811,904	111,933,384

Shares repurchased	(9,568,002)	(91,812,527)	(17,957,387)	(185,903,754)

Net decrease	(5,413,009)	$(51,707,574)	(7,145,483)	$(73,970,370)

	Six months ended 4/30/16		Year ended 10/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	20,804	$196,679	73,344	$759,228

Shares issued in connection with
reinvestment of distributions	35,954	346,599	32,999	339,564

	56,758	543,278	106,343	1,098,792

Shares repurchased	(167,328)	(1,603,997)	(261,029)	(2,687,475)

Net decrease	(110,570)	$(1,060,719)	(154,686)	$(1,588,683)

70 Absolute Return 300 Fund

	Six months ended 4/30/16		Year ended 10/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	733,445	$7,047,497	2,127,406	$21,844,799

Shares issued in connection with
reinvestment of distributions	399,828	3,846,341	348,096	3,574,945

	1,133,273	10,893,838	2,475,502	25,419,744

Shares repurchased	(3,174,788)	(30,353,752)	(4,461,123)	(45,765,800)

Net decrease	(2,041,515)	$(19,459,914)	(1,985,621)	$(20,346,056)

	Six months ended 4/30/16		Year ended 10/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	54,561	$530,592	246,240	$2,543,205

Shares issued in connection with
reinvestment of distributions	43,861	422,822	36,342	374,327

	98,422	953,414	282,582	2,917,532

Shares repurchased	(198,548)	(1,888,572)	(339,634)	(3,492,493)

Net decrease	(100,126)	$(935,158)	(57,052)	$(574,961)

	Six months ended 4/30/16		Year ended 10/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	4,023	$38,122	28,618	$295,438

Shares issued in connection with
reinvestment of distributions	1,470	14,260	2,632	27,137

	5,493	52,382	31,250	322,575

Shares repurchased	(2,395)	(22,644)	(79,510)	(815,460)

Net increase (decrease)	3,098	$29,738	(48,260)	$(492,885)

	Period ended 4/30/16*		Year ended 10/31/15

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—

Shares issued in connection with
reinvestment of distributions	53	509	39	408

	53	509	39	408

Shares repurchased	(1,110)	(10,555)	—	—

Net increase (decrease)	(1,057)	$(10,046)	39	$408

	Six months ended 4/30/16		Year ended 10/31/15

Class R6	Shares	Amount	Shares	Amount

Shares sold	9,036	$86,725	27,870	$289,940

Shares issued in connection with
reinvestment of distributions	7,045	68,404	5,733	59,446

	16,081	155,129	33,603	349,386

Shares repurchased	(18,560)	(177,200)	(62,049)	(654,008)

Net decrease	(2,479)	$(22,071)	(28,446)	$(304,622)

Absolute Return 300 Fund 71

	Six months ended 4/30/16		Year ended 10/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	8,963,508	$87,386,365	21,787,643	$226,046,313

Shares issued in connection with
reinvestment of distributions	1,260,966	12,218,762	1,154,296	11,935,425

	10,224,474	99,605,127	22,941,939	237,981,738

Shares repurchased	(23,638,314)	(227,328,158)	(26,331,856)	(272,918,685)

Net decrease	(13,413,840)	$(127,723,031)	(3,389,917)	$(34,936,947)

* Effective February 1, 2016, the fund has liquidated its class R5 shares.

At the close of the reporting period, Putnam Investments, LLC owned 1,110 class R6 shares of the fund (0.80% of class R6 shares outstanding), valued at $10,601.

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the				Fair value at
	beginning of				the end of
	the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Short Term
Investment Fund*	$14,980,484	$305,444,349	$281,938,006	$61,939	$38,486,827

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$123,900,000

Purchased swap option contracts (contract amount)	$1,222,200,000

Written TBA commitment option contracts (contract amount) (Note 3)	$247,700,000

Written swap option contracts (contract amount) (Note 3)	$1,238,300,000

Futures contracts (number of contracts)	600

Forward currency contracts (contract amount)	$482,500,000

OTC interest rate swap contracts (notional)	$41,300,000

Centrally cleared interest rate swap contracts (notional)	$3,084,200,000

OTC total return swap contracts (notional)	$328,200,000

OTC credit default contracts (notional)	$75,000,000

72 Absolute Return 300 Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$1,251,189	Payables	$3,558,915

Foreign
exchange contracts	Receivables	3,530,923	Payables	7,078,831

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	10,304,986*	depreciation	18,678,528*

Total		$15,087,098		$29,316,274

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(580,740)	$(580,740)

Foreign exchange
contracts	—	—	(853,209)	—	$(853,209)

Interest rate contracts	(2,701,196)	3,083,856	—	(14,449,849)	$(14,067,189)

Total	$(2,701,196)	$3,083,856	$(853,209)	$(15,030,589)	$(15,501,138)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(986,193)	$(986,193)

Foreign exchange
contracts	—	—	(5,613,573)	—	$(5,613,573)

Interest rate contracts	(82,415)	(979,827)	—	5,220,452	$4,158,210

Total	$(82,415)	$(979,827)	$(5,613,573)	$4,234,259	$(2,441,556)

Absolute Return 300 Fund 73

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$60,794	$—	$—	$—	$—	$—	$—	$60,794

Centrally cleared interest rate
swap contracts§	—	—	1,396,847	—	—	—	—	—	—	—	—	—	—	—	—	1,396,847

OTC Total return swap contracts*#	4,301	77,919	—	624	62,939	—	131,918	—	—	—	—	—	—	—	—	277,701

OTC Credit default contracts*#	—	—	—	—	860,671	—	372,405	—	—	18,113	—	—	—	—	—	1,251,189

Futures contracts§	—	—	—	—	—	—	—	—	—	—	83,481	—	—	—	—	83,481

Forward currency contracts#	323,280	239,760	—	683,567	254,596	—	422,205	37,600	468,411	—	—	487,854	393,540	146,905	73,205	3,530,923

Forward premium swap option contracts#	—	—	—	—	—	—	—	—	678,802	—	—	—	—	—	—	678,802

Purchased swap options**#	595,652	654,789	—	78	316,617	—	739,955	—	80,427	—	—	—	—	—	—	2,387,518

Purchased options**#	—	—	—	—	—	—	—	—	321,890	—	—	—	—	—	—	321,890

Total Assets	$923,233	$972,468	$1,396,847	$684,269	$1,494,823	$—	$1,666,483	$37,600	$1,610,324	$18,113	$83,481	$487,854	$393,540	$146,905	$73,205	$9,989,145

Liabilities:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Centrally cleared interest rate
swap contracts§	—	—	1,268,817	—	—	—	—	—	—	—	—	—	—	—	—	1,268,817

OTC Total return swap contracts*#	—	256,891	—	—	43,626	10,451	514,801	—	153,149	—	—	—	—	—	—	978,918

OTC Credit default contracts*#	119,945	—	—	—	2,573,372	—	666,169	—	—	199,429	—	—	—	—	—	3,558,915

Futures contracts§	—	—	—	—	—	—	—	—	—	—	46	—	—	—	—	46

Forward currency contracts#	713,430	920,000	—	578,030	651,846	218,583	588,874	16,529	1,232,032	—	—	1,202,060	648,757	308,690	—	7,078,831

Forward premium swap option contracts#	—	—	—	—	—	—	—	—	928,106	—	—	—	—	—	—	928,106

Written swap options#	713,214	749,908	—	156	509,599	—	841,479	—	1,190,058	—	—	—	—	—	—	4,004,414

Written options#	—	—	—	—	—	—	—	—	304,980	—	—	—	—	—	—	304,980

Total Liabilities	$1,546,589	$1,926,799	$1,268,817	$578,186	$3,778,443	$229,034	$2,611,323	$16,529	$3,808,325	$199,429	$46	$1,202,060	$648,757	$308,690	$—	$18,123,027

Total Financial and Derivative Net Assets	$(623,356)	$(954,331)	$128,030	$106,083	$(2,283,620)	$(229,034)	$(944,840)	$21,071	$(2,198,001)	$(181,316)	$83,435	$(714,206)	$(255,217)	$(161,785)	$73,205	$(8,133,882)

Total collateral received (pledged)†##	$(570,804)	$(677,932)	$—	$—	$(2,283,620)	$(213,912)	$(828,000)	$—	$(1,883,836)	$—	$—	$(457,982)	$(223,988)	$(139,986)	$—

Net amount	$(52,552)	$(276,399)	$128,030	$106,083	$—	$(15,122)	$(116,840)	$21,071	$(314,165)	$(181,316)	$83,435	$(256,224)	$(31,229)	$(21,799)	$73,205

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

74 Absolute Return 300 Fund	Absolute Return 300 Fund 75

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

76 Absolute Return 300 Fund

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	James F. Clark
	Robert J. Darretta	Chief Compliance Officer
Investment Sub-Manager	Katinka Domotorffy
Putnam Investments Limited	John A. Hill	Michael J. Higgins
57–59 St James’s Street	Paul L. Joskow	Vice President, Treasurer,
London, England SW1A 1LD	Kenneth R. Leibler	and Clerk
Robert E. Patterson
Investment Sub-Advisor	George Putnam, III	Janet C. Smith
The Putnam Advisory	Robert L. Reynolds	Vice President,
Company, LLC	W. Thomas Stephens	Principal Accounting Officer,
One Post Office Square		and Assistant Treasurer
Boston, MA 02109	Officers
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	President	Vice President and
Putnam Retail Management		Assistant Treasurer
One Post Office Square	Jonathan S. Horwitz
Boston, MA 02109	Executive Vice President,	James P. Pappas
	Principal Executive Officer, and	Vice President
Custodian	Compliance Liaison
State Street Bank		Mark C. Trenchard
and Trust Company	Steven D. Krichmar	Vice President and
	Vice President and	BSA Compliance Officer
Legal Counsel	Principal Financial Officer
Ropes & Gray LLP		Nancy E. Florek
Vice President, Director of
Proxy Voting and Corporate
Governance, Assistant Clerk,
and Associate Treasurer

This report is for the information of shareholders of Putnam Absolute Return 300 Fund®. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

Electronic service requested

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SA109
300666 6/16

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 28, 2016